Prospectus
J.P. Morgan Money Market Funds
Direct Shares
July 1, 2019
GOVERNMENT FUNDS
JPMorgan U.S. Government Money Market Fund
Ticker: JGDXX
JPMorgan U.S. Treasury Plus Money Market Fund
Ticker: JUDXX
This prospectus is to be used only by clients of SVB Asset Management.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan U.S. Government Money Market Fund
Class/Ticker: Direct/JGDXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Direct
Management Fees	0.08%
Other Expenses	0.22
Service Fees	0.15
Remainder of Other Expenses[1]	0.07
Total Annual Fund Operating Expenses	0.30
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
DIRECT SHARES ($)	31	97	169	381
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

July 1, 2019  |  1

JPMorgan U.S. Government Money Market Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be

2  |   J.P. Morgan Money Market Funds

issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Direct Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance data of Direct Shares shown is based on the performance of Capital Shares (which are not offered in this prospectus) prior to the inception of the Direct Shares. Prior class performance of Direct Shares has been adjusted to reflect differences in expenses between Direct Shares and Capital Shares.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
July 1, 2019  |  3

JPMorgan U.S. Government Money Market Fund (continued)
YEAR-BY-YEAR RETURNS
*	Direct Shares had no assets from the close of business on 11/22/17, therefore, the return is the non-annualized return for the period from 1/1/17 through 11/22/17.
**	Direct Shares had no assets from the close of business on 11/22/17, therefore, the 2018 return is shown as 0%.

Best Quarter	1Q 2009	0.12%
Worst Quarter	4Q 2009 1Q and 2Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2017 1Q, 2Q, 3Q and 4Q 2018	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.00%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018*)
	Past 1 Year	Past 5 Years	Past 10 Years
DIRECT SHARES	0.00%	0.14%	0.09%
*	Direct Shares had no assets from the close of business on 11/22/17, therefore, the table reflects 0% returns from 11/22/17 through 12/31/18.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Direct Shares are only available to clients of SVB Asset Management.
Purchase minimums
For Direct Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through SVB Asset Management by calling 1-866-719-9117
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4  |   J.P. Morgan Money Market Funds

JPMorgan U.S. Treasury Plus Money Market Fund
Class/Ticker: Direct/JUDXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Direct
Management Fees	0.08%
Other Expenses	0.22
Service Fees	0.15
Remainder of Other Expenses[1]	0.07
Total Annual Fund Operating Expenses	0.30
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
DIRECT SHARES ($)	31	97	169	381
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

July 1, 2019  |  5

JPMorgan U.S. Treasury Plus Money Market Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

6   |  J.P. Morgan Money Market Funds

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Direct Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Direct Shares shown is based on the performance of Investor Shares (which are not offered in this prospectus) prior to the inception of the Direct Shares. The actual returns of Direct Shares would have been different than those shown because the Direct Shares have different expenses than Investor Shares.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
*	Direct Shares had no assets from the close of business on 11/22/17, therefore, the return is the non-annualized return for the period from 1/1/17 through 11/22/17.
**	Direct Shares had no assets from the close of business on 11/22/17, therefore, the 2018 return is shown as 0%.

Best Quarter	4Q 2016	0.04%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009 1Q, 2Q, 3Q and 4Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2017 1Q, 2Q, 3Q and 4Q 2018	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.00%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018*)
	Past 1 Year	Past 5 Years	Past 10 Years
DIRECT SHARES	0.00%	0.13%	0.06%
*	Direct Shares had no assets from the close of business on 11/22/17, therefore, the table reflects 0% returns from 11/22/17 through 12/31/18.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Direct Shares are only available to clients of SVB Asset Management.
Purchase minimums
For Direct Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through SVB Asset Management by calling 1-866-719-9117
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may
July 1, 2019  |  7

JPMorgan U.S. Treasury Plus Money Market Fund (continued)
create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8  |   J.P. Morgan Money Market Funds

More About the Funds
Additional Information About the Funds’ Investment Strategies
U.S. Government Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
U.S. Treasury Plus Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan
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Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Each of the Funds
Each Fund may utilize these investment strategies to a greater or lesser degree.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:
•	The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 28.
•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	Each Fund invests only in U.S. dollar-denominated securities.
•	Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
Each Fund seeks to invest in securities that present minimal credit risk.
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality.
FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund is fundamental.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
10  |  J.P. Morgan Money Market Funds

Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in each Fund are summarized in the “Risk/Return Summaries” at the front of this prospectus. In addition to each Fund’s main risks, each Fund may be subject to additional risks in connection with investments and strategies used by each Fund from time to time. The table below identifies main risks and some of the additional risks for each Fund followed by a more detailed description of each risk.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The Funds are subject to the main risks noted below, any of which may adversely affect a Fund’s NAV, performance and ability to meet its investment objective.
	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•
Credit Risk	•	•
Floating and Variable Rate Securities Risk	•	○
General Market Risk	•	•
Government Securities Risk	•	•
Interest Rate Risk	•	•
Interfund Lending Risk	•
Net Asset Value Risk	•	•
Prepayment Risk	•	•
Repurchase Agreement Risk	•	•
Risk Associated with the Fund Holding Cash	•	•
State and Local Taxation Risk	•
Transactions and Liquidity Risk	•	•
Volcker Rule Risk	○	○
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk	•
•	Main Risks
○	Additional Risks
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that the issuer and/or a counterparty to a security, contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may
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More About the Funds (continued)
increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of a Fund’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of
12  |  J.P. Morgan Money Market Funds

an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value (“NAV”). Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash. A Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
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More About the Funds (continued)
Interfund Lending Risk. A delay in repayment to a Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, a Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. A Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
State and Local Taxation Risk. A Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. These investments may be inconsistent with a Fund’s main investment strategies. This may result in a lower yield.
U.S. Treasury Plus Money Market Fund
As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Temporary Defensive Position Risk
U.S. Government Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
U.S. Treasury Plus Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
14  |  J.P. Morgan Money Market Funds

Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or Government-Sponsored Enterprises (“GSEs”) may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or GSEs may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.
The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
U.S. Government Money Market Fund
The JPMorgan U.S. Government Money Market Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.30% of the average daily net assets of the Direct Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
U.S. Treasury Plus Money Market Fund
The JPMorgan U.S. Treasury Plus Money Market Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.30% of the average daily net assets of the Direct Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually
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More About the Funds (continued)
agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Additional Historical Performance Information
Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such changes is based on SEC rules then in-effect and is not an indication of future returns.
U.S. Government Money Market Fund
Historical performance for the Direct Shares prior to 1/1/10 in the bar chart and 7/17/09 in the table is based on the performance of the Fund’s Capital Shares, which invest in the same portfolio of securities. Capital Shares are not offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between Direct Shares and Capital Shares.
U.S. Treasury Plus Money Market Fund
Historical performance for the Direct Shares prior to 1/1/10 in the bar chart and 7/17/09 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. The actual returns of Direct Shares would have been different than those shown because the Direct Shares have different expenses than Investor Shares.
16  |  J.P. Morgan Money Market Funds

The Funds’ Management and Administration
Each Fund is a series of JPMorgan Trust II (JPMT II or the Trust), a Delaware statutory trust.
The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Funds. In addition to the Funds, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds' Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal period ended 2/28/19, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
U.S. Government Money Market Fund	0.08%
U.S. Treasury Plus Money Market Fund	0.08
A discussion of the basis the Board of Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.
The Funds' Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Funds' Shareholder Servicing Agent
JPMT II, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.15% of the average daily net assets of Direct Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees to such entities for performing shareholder and administrative services.
The Funds' Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries,
July 1, 2019  |  17

The Funds’ Management and Administration (continued)
as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
18  |  J.P. Morgan Money Market Funds

How Your Account Works
Buying Fund Shares
Direct Shares are only available to clients of SVB Asset Management. To purchase shares, contact SVB Asset Management at 1-866-719-9117.
You do not pay any sales charge (sometimes called a load) when you buy Direct Shares of these Funds.
The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. Each Fund seeks to maintain a stable NAV per share of $1.00 and each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.
You may purchase Fund shares through your Financial Intermediary. Shares purchased this way will be held for you by your Financial Intermediary. Your Financial Intermediary may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.
The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
July 1, 2019  |  19

How Your Account Works (continued)
Share ownership is electronically recorded; therefore, no certificate will be issued.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open.
In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
To get fund information, call 1-866-719-9117 or visit www.svb.com/assetmanagement.
Shareholder Eligibility
Where, pursuant to authorization from a Fund, a Financial Intermediary accepts trade orders on the MMF’s behalf, upon the Fund’s reasonable request, the Financial Intermediary is expected to promptly provide the Fund or the shareholder servicing agent with information regarding the timing of its acceptance of such trade orders for purposes of, among other things, validating which NAV calculation should be applied to such trades and determining whether the orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.
For all MMFs, where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
General
The Funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Federal law requires all financial institutions, including SVB Asset Management, to obtain, verify and record information, including any information that the Fund or the Distributor, in its sole discretion, may require to confirm Retail Fund eligibility, that identifies each person who opens an account. When you open an account, you will be asked for certain information. Your Account Application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and redeemed at the NAV per share next calculated after the account is closed.
You can buy shares:
Through Your Financial Intermediary
Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.
Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.
20  |  J.P. Morgan Money Market Funds

Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
Selling Fund Shares
To sell shares, contact SVB Asset Management at 1-866-719-9117.
You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.
A redemption order must be supported by all appropriate documentation and information in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund typically expects to pay redemption proceeds to you by wire that same business day. Proceeds may be made available throughout the day following the calculation of NAVs. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following receipt of the redemption order by the Funds. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.
You can sell your shares:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order from your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.
Your Financial Intermediary may have earlier cut-off times for redemption orders.
If you hold your Fund shares through a Financial Intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to make payments by wire on the same business day. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days (one day for the JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
July 1, 2019  |  21

How Your Account Works (continued)
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire on the same business day if the Fund receives your order before the Fund’s final daily cut-off time. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following the business day on which the Fund receives your order before the Fund’s final daily cut-off time.
Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the J.P. Morgan Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the J.P. Morgan Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days (one day for the JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund’s receipt of the redemption order.
The Funds reserve the right to change the manner in which shares are offered at any time.
Liquidity Fees and Redemption Gates
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. Additionally, the Board generally expects that a liquidity fee would be implemented, if at all, after a Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed (generally, applied to all redemption requests processed at the first net asset value calculation on the next business day following the announcement that the Fund will impose a liquidity fee), although the Board, in its discretion, may elect otherwise. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one NAV per day, at a Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.jpmorganfunds.com). In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any Financial Intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund. The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. With regard to the Government Funds, the Board may suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
22  |  J.P. Morgan Money Market Funds

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service (“IRS”). If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial Intermediaries are required to promptly take the steps requested by the Retail Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt reconfirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of trades on a gross, rather than net, basis from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s NAV. Unless otherwise agreed to between a Fund and Financial Intermediary, the Fund will withhold liquidity fees on behalf of Financial Intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee.
Exchanging Fund Shares
In general, the same rules and procedures that apply to sales and purchases apply to exchanges. An exchange order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated NAV by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a NAV at such time or if not, as of such Fund’s next calculated NAV. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase. However, dividends will accrue on transactions processed as a redemption order followed by a purchase order as set forth in the Sections “Buying Fund Shares” and “Selling Fund Shares” above.
Direct Shares may be exchanged for Direct Shares of other J.P. Morgan Funds, subject to any eligibility requirements. To exchange shares, contact SVB Asset Management at 1-866-719-9117.
The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
Generally, an exchange between J.P. Morgan Funds is considered a sale of Fund shares. Following an exchange, the fees and expenses of the new share class may be higher than those of the class previously held by you. You should carefully review the prospectus for the new share class, including information on the fees, expenses and exchange features of the new share class, or contact your financial intermediary for more information. You should consult your tax advisor before making an exchange.
We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.
You can exchange your shares:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.
The Funds reserve the right to change the manner in which shares are offered at any time.
Other Information Concerning the Funds
The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. A credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
July 1, 2019  |  23

How Your Account Works (continued)
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
Suspension of Redemptions
The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);
4.	The SEC has permitted a suspension;
5.	An emergency exists, as determined by the SEC; or
6.	The Board elects to implement a liquidity fee or redemption gate on a Retail Fund.
See “Purchases, Redemptions and Exchanges” in the SAI for more details.
24  |  J.P. Morgan Money Market Funds

Shareholder Information
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. Each Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends of net investment income, if any, monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in a Fund’s daily distribution. However, from time to time a Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.

For federal income tax purposes, dividends of net investment income and any net short-term capital gain generally are taxable as ordinary income. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
A Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Gains, if any, resulting from the sale or exchange of your shares generally will be subject to tax.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by a Fund, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
July 1, 2019  |  25

Shareholder Information (continued)
The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Funds (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9145, the Funds will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds will send you transaction confirmation statements and account statements at least quarterly. If your account is held through a Financial Intermediary, you may receive your statements and confirmations from your Financial Intermediary on a different schedule. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the J.P. Morgan Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.
After each fiscal halfyear you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at P.O. Box 219265, Kansas City, MO 64121-9265 or call 1-800-766-7722.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.
In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Statement of Additional Information.
26  |  J.P. Morgan Money Market Funds

In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.
On each business day, all Funds will post their levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, all Funds will post information regarding their net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, each Fund will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
July 1, 2019  |  27

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
28  |  J.P. Morgan Money Market Funds

This Page Intentionally Left Blank.

Financial Highlights
The financial highlights table is intended to help you understand a Fund’s financial performance for the past five fiscal years or the period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund
Direct (f)
For the period ended November 22, 2017	$1.00	$— (d)(e)	$— (e)	$— (e)	$— (e)	$— (e)	$— (e)
Year Ended February 28, 2017	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2016	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2015	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Direct Shares of JPMorgan U.S. Government Money Market Fund had no assets from the close of business on November 22, 2017.
30  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.49%	$ —	0.30%	0.65%	0.31%
1.00	0.19	193,840	0.29	0.16	0.31
1.00	0.02	870,118	0.18	0.02	0.31
1.00	0.01	294,989	0.07	0.01	0.31
July 1, 2019  |  31

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Direct (g)
For the period ended November 22, 2017	$1.00	$ 0.01 (d)	$— (e)	$ 0.01	$(0.01)	$— (e)	$(0.01)
Year Ended February 28, 2017	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2016	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2015	1.00	—	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Direct Shares of JPMorgan U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
32  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.48%	$ —	0.30%	0.71%	0.31%
1.00	0.14	5,812	0.30	0.09	0.31
1.00	0.01	672,625	0.13	0.00 (f)	0.31
1.00	0.00 (f)	1,222,018	0.07	0.00 (f)	0.31
July 1, 2019  |  33

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan U.S. Government Money Market Fund	Direct	0.30%	0.30%
JPMorgan U.S. Treasury Plus Money Market Fund	Direct	0.30%	0.30%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2019, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
34  |  J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund
	Direct Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 31	5.00%	4.70%	4.70%
June 30, 2021	32	10.25	9.62	4.70
June 30, 2022	34	15.76	14.77	4.70
June 30, 2023	35	21.55	20.17	4.70
June 30, 2024	37	27.63	25.82	4.70
June 30, 2025	39	34.01	31.73	4.70
June 30, 2026	40	40.71	37.92	4.70
June 30, 2027	42	47.75	44.40	4.70
June 30, 2028	44	55.13	51.19	4.70
June 30, 2029	46	62.89	58.29	4.70

JPMorgan U.S. Treasury Plus Money Market Fund
	Direct Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 31	5.00%	4.70%	4.70%
June 30, 2021	32	10.25	9.62	4.70
June 30, 2022	34	15.76	14.77	4.70
June 30, 2023	35	21.55	20.17	4.70
June 30, 2024	37	27.63	25.82	4.70
June 30, 2025	39	34.01	31.73	4.70
June 30, 2026	40	40.71	37.92	4.70
June 30, 2027	42	47.75	44.40	4.70
June 30, 2028	44	55.13	51.19	4.70
June 30, 2029	46	62.89	58.29	4.70
July 1, 2019  |  35

How to Reach Us
FOR SHAREHOLDER INQUIRIES:
By telephone
Call SVB Asset Management
at 1-866-719-9117
By mail
SVB Asset Management
555 Mission Street, Suite 900
San Francisco, CA 94105
Online
www.svb.com/assetmanagement
Via e-mail
service@svbassetmanagement.com
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File Nos.
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
PR-MMD-719

Prospectus
J.P. Morgan Money Market Funds
Investor Shares
July 1, 2019
GOVERNMENT FUNDS
JPMorgan U.S. Government Money Market Fund
Ticker: JGMXX
JPMorgan U.S. Treasury Plus Money Market Fund
Ticker: HGOXX
RETAIL FUND
JPMorgan Liquid Assets Money Market Fund
Ticker: HLPXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan U.S. Government Money Market Fund
Class/Ticker: Investor/JGMXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.41
Service Fees	0.35
Remainder of Other Expenses[1]	0.06
Total Annual Fund Operating Expenses	0.49
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	50	157	274	616
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

July 1, 2019  |  1

JPMorgan U.S. Government Money Market Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be

2  |   J.P. Morgan Money Market Funds

issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Investor Shares is based on the performance of the Capital Shares (which are not offered in this prospectus) prior to the inception of the Investor Shares. Prior class performance of Investor Shares has been adjusted to reflect differences in expenses between Investor Shares and Capital Shares.
To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
July 1, 2019  |  3

JPMorgan U.S. Government Money Market Fund (continued)
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.45%
Worst Quarter	2Q, 3Q and 4Q 2009 1Q and 2Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q and 3Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.49%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	1.39%	0.37%	0.20%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4  |   J.P. Morgan Money Market Funds

JPMorgan U.S. Treasury Plus Money Market Fund
Class/Ticker: Investor/HGOXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.42
Service Fees	0.35
Remainder of Other Expenses[1]	0.07
Total Annual Fund Operating Expenses	0.50
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	51	160	280	628
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

July 1, 2019  |  5

JPMorgan U.S. Treasury Plus Money Market Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

6   |  J.P. Morgan Money Market Funds

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.45%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009 1Q, 2Q, 3Q and 4Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.49%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	1.40%	0.36%	0.18%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.
July 1, 2019  |  7

JPMorgan Liquid Assets Money Market Fund
Class/Ticker: Investor/HLPXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Investor
Management Fees	0.08%
Other Expenses	0.45
Service Fees	0.35
Remainder of Other Expenses[1]	0.10
Total Annual Fund Operating Expenses	0.53
Fee Waivers and/or Expense Reimbursements[2]	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.51
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.51% of the average daily net assets of Investor Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimburse-
ments shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES ($)	52	168	294	663
The Fund’s Main Investment Strategy
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less
8  |   J.P. Morgan Money Market Funds

than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase
July 1, 2019  |  9

JPMorgan Liquid Assets Money Market Fund (continued)
in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet

10  |   J.P. Morgan Money Market Funds

its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.
Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk: Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
July 1, 2019  |  11

JPMorgan Liquid Assets Money Market Fund (continued)
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.50%
Worst Quarter	4Q 2009 1Q, 2Q and 3Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 3Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.54%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
INVESTOR SHARES	1.63%	0.51%	0.29%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Investor Shares
To establish an account	$1,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

12  |   J.P. Morgan Money Market Funds

Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2019  |  13

More About the Funds
Additional Information About the Funds’ Investment Strategies
U.S. Government Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
U.S. Treasury Plus Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan
14  |  J.P. Morgan Money Market Funds

Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Liquid Assets Money Market Fund
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
July 1, 2019  |  15

More About the Funds (continued)
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each of the Funds
Each Fund may utilize these investment strategies to a greater or lesser degree.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:
•	The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 40.
•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	Each Fund invests only in U.S. dollar-denominated securities.
•	Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
•	Each Fund seeks to invest in securities that present minimal credit risk. With regard to the Liquid Assets Money Market Fund, these securities will:
•	have one of the two highest short-term ratings from at least two of Standard & Poor’s Corporation, Moody’s Investors Service, Inc. and Fitch Ratings, or one such rating if only one of these rating organizations rates that security;
•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated by Standard & Poor’s Corporation, Moody’s Investors Service, Inc., or Fitch Ratings.
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality. The Liquid Assets Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
16  |   J.P. Morgan Money Market Funds

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund is fundamental.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
July 1, 2019  |  17

More About the Funds (continued)
Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in each Fund are summarized in the “Risk/Return Summaries” at the front of this prospectus. In addition to each Fund’s main risks, each Fund may be subject to additional risks in connection with investments and strategies used by each Fund from time to time. The table below identifies main risks and some of the additional risks for each Fund followed by a more detailed description of each risk.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The Funds are subject to the main risks noted below, any of which may adversely affect a Fund’s NAV, performance and ability to meet its investment objective.
	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Liquid Assets Money Market Fund
Asia Pacific Market Risk			○
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•		•
Concentration Risk			•
Credit Risk	•	•	•
European Market Risk			○
Floating and Variable Rate Securities Risk	•	○	•
Foreign Securities Risk			•
General Market Risk	•	•	•
Geographic Focus Risk			•
Government Securities Risk	•	•	•
Industry and Sector Focus Risk			•
Interest Rate Risk	•	•	•
Interfund Lending Risk	•		•
Japan Risk			○
Municipal Obligations Risk			•
Net Asset Value Risk	•	•	•
Prepayment Risk	•	•	•
Privately Placed Securities Risk			•
Repurchase Agreement Risk	•	•	•
Risk Associated with the Fund Holding Cash	•	•	•
State and Local Taxation Risk	•
Transactions and Liquidity Risk	•	•	•
Volcker Rule Risk	○	○	○
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk	•		•
•	Main Risks
○	Additional Risks
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund may invest in variable and floating
18  |  J.P. Morgan Money Market Funds

rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that the issuer and/or a counterparty to a security, contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of a Fund’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S.
July 1, 2019  |  19

More About the Funds (continued)
government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value (“NAV”). Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Concentration Risk. Because the Liquid Assets Money Market Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry and the financial services industry. The profitability of banks and companies in the financial services industry depends largely on the availability and cost of funds, which can change depending on economic conditions.
Foreign Securities Risk. Because the Funds may invest in foreign securities, they are subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
20  |  J.P. Morgan Money Market Funds

Industry and Sector Focus Risk. At times a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies.
Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Geographic Focus Risk. A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
July 1, 2019  |  21

More About the Funds (continued)
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash. A Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interfund Lending Risk. A delay in repayment to a Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, a Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. A Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by a Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, a Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
State and Local Taxation Risk. A Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
Asia Pacific Market Risk. The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund. The imposition of tariffs or other trade barriers or a downturn in the economy of a significant trading partner could adversely impact Chinese companies.
European Market Risk. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom, Europe and globally, which could have an adverse effect on the value of a Fund’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
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Japan Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected in the past by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. In addition, Japan's economy has in the past and could in the future be significantly impacted by natural disasters.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. These investments may be inconsistent with a Fund’s main investment strategies. This may result in a lower yield.
U.S. Treasury Plus Money Market Fund
As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Temporary Defensive Position Risk
U.S. Government Money Market Fund and Liquid Assets Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
U.S. Treasury Plus Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
July 1, 2019  |  23

More About the Funds (continued)
Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or Government-Sponsored Enterprises (“GSEs”) may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or GSEs may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.
The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.
Expense Limitation
(Applicable to U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund) The Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Investor Shares (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.51% of their average daily net assets. This waiver is in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. In addition, the Funds’ adviser and/or its affiliates may voluntarily waive certain of their fees and/or reimburse certain expenses, as they may determine, from time to time. The Fund’s adviser and/or its affiliates may discontinue or modify any such voluntary actions at any time without notice. To the extent that the Funds engage in securities lending, affiliated money market fund fees and expenses resulting from each Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance Information
Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such changes is based on SEC rules then in-effect and is not an indication of future returns.
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U.S. Government Money Market Fund
Historical performance for the Investor Shares prior to 1/1/10 in the bar chart and 7/1/09 in the table is based on the performance of the Fund’s Capital Shares, which invest in the same portfolio of securities. Capital Shares are not offered in this prospectus. Prior class performance for the Capital Shares has been adjusted to reflect differences in expenses between the Investor Shares and the Capital Shares.
July 1, 2019  |  25

The Funds’ Management and Administration
The Funds are a series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Liquid Assets Money Market Fund
U.S. Government Money Market Fund
U.S. Treasury Plus Money Market Fund
The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Funds.
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal period ended 2/28/19, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
U.S. Government Money Market Fund	0.08%
U.S. Treasury Plus Money Market Fund	0.08
Liquid Assets Money Market Fund	0.08
A discussion of the basis the Board of Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.
The Funds’ Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Funds’ Shareholder Servicing Agent
JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Investor Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Investor Shares of each Fund.
The Funds’ Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
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Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
July 1, 2019  |  27

How Your Account Works
Buying Fund Shares
You do not pay any sales charge (sometimes called a load) when you buy Investor Shares of these Funds.
The net asset value (NAV) of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after J.P. Morgan Institutional Funds Service Center accepts your order.
Investor Shares may be purchased by the general public.
You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/ or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from J.P. Morgan Institutional Funds Service Center.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.
The price you pay for your shares is the NAV per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. Each Fund seeks to maintain a stable NAV per share of $1.00 and each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based NAV per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
28  |  J.P. Morgan Money Market Funds

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
Share ownership is electronically recorded; therefore, no certificate will be issued.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.
In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
To open an account, buy or sell shares or get fund information, call:
J.P. Morgan Institutional Funds Service Center 1-800-766-7722
Minimum Investments and Shareholder Eligibility
Investor Shares are subject to a $1,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.
Former One Group accounts opened on or before February 18, 2005 will be subject to a $200,000 minimum.
Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-766-7722.
Each “retail” money market fund (“RMMF”) must adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to separate retail and non-retail investors, a RMMF may redeem investors that do not satisfy the eligibility requirements for RMMF investors. Each of the RMMFs will provide advance written notice of its intent to make any such involuntary redemptions, which will include more specific information on timing. Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each RMMF will seek to continue to qualify as “retail” by requiring that investments in the Fund will be limited to accounts beneficially owned by natural persons. Natural persons may invest in a RMMF through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Only accounts beneficially owned by natural persons are permitted to retain their shares. Financial Intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in a
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How Your Account Works (continued)
RMMF that are not eligible to be invested in the RMMF and must notify the RMMF of any ineligible shareholders that continue to own shares of the RMMF. Further, Financial Intermediaries may only submit purchase orders in RMMFs if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial Intermediaries may be required by a RMMF or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. The RMMFs reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Financial Intermediaries are required, to the extent that they hold investments in a Fund that operates as a RMMF to ensure that all shareholders on behalf of whom they hold investments comply with the terms and conditions for investor eligibility as set forth above. Additionally, such Financial Intermediaries are expected to have, and upon request may be asked to provide satisfactory evidence to each of those Funds or the shareholder servicing agent that they have policies and procedures in place that are reasonably designed to limit all beneficial owners of the Fund on behalf of whom they place orders to natural persons and to provide to the Fund information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably requested by the Fund or the shareholder servicing agent. Financial Intermediaries are expected to promptly report to a RMMF or the shareholder servicing agent the identification of any shareholder of the RMMF that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the RMMF or the shareholder servicing agent, in such manner as it may reasonably request. Where, pursuant to authorization from a Fund, a Financial Intermediary accepts trade orders on the MMF’s behalf upon the Fund’s reasonable request, the Financial Intermediary is expected to promptly provide the Fund or the shareholder servicing agent with information regarding the timing of its acceptance of such trade orders for purposes of, among other things, validating which NAV calculation should be applied to such trades and determining whether the orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.
For all MMFs, where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
General
The Funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application, including any information that the Fund or the Distributor, in its sole discretion, may require to confirm Retail Fund eligibility, by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.
Send the completed Account Application and a check to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
30  |  J.P. Morgan Money Market Funds

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through the J.P. Morgan Institutional Funds Service Center by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”
All checks must be made payable to one of the following:
•	J.P. Morgan Funds; or
•	The specific Fund in which you are investing.
Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.
If you choose to pay by wire, please call 1-800-766-7722 to notify the Fund of your purchase and authorize your financial institution to wire funds to:
JPMorgan Chase Bank, N.A.
1 Chase Plaza, New York, NY 10005
ATTN: J.P. Morgan Institutional Funds Service Center
ABA: 021000021
DDA: 323125832
DDA NAME: DST as Agent for JPMorgan Funds
FBO Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: EYX CORPORATION)
Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-INVESTOR)
Orders paid by wire may be canceled if J.P. Morgan Institutional Funds Service Center does not receive payment by a Fund’s final cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Fund.
You can buy shares in one of two ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.
Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.
Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.
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How Your Account Works (continued)
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
Through the J.P. Morgan Institutional Funds Service Center
Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
The J.P. Morgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.
If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
Selling Fund Shares
You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.
A redemption order must be supported by all appropriate documentation and information in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund typically expects to pay redemption proceeds to you by wire that same business day. Proceeds may be made available throughout the day following the calculation of NAVs. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following receipt of the redemption order by the Funds. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan U.S. Government Money Market Fund and the JPMorgan U.S. Treasury Plus Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under “Buying Fund Shares.” Dividends will not accrue on shares that are redeemed and paid on a same day basis on the date of redemption. Other redeeming shareholders will accrue dividends on the redemption date.
If you have changed your address of record within the previous 15 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.
The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.
You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Institutional Funds Service Center for more details.
You can sell your shares in one of two ways:
32  |  J.P. Morgan Money Market Funds

Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order, which must be submitted in good order to your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.
Your Financial Intermediary may have earlier cut-off times for redemption orders.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
If you hold your Fund shares through a Financial Intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to make payments by wire on the same business day. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days (one day for the JPMorgan U.S. Government Money Market Fund and the JPMorgan U.S. Treasury Plus Money Market Fund) after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
Through the J.P. Morgan Institutional Funds Service Center
Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a signed letter with your instructions to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire on the same business day if the Fund receives your order before the Fund’s final daily cut-off time. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following the business day on which the Fund receives your order before the Fund’s final daily cut-off time.
Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the J.P. Morgan Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the J.P. Morgan Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the
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How Your Account Works (continued)
Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days (one day for the JPMorgan U.S. Government Money Market Fund and the JPMorgan U.S. Treasury Plus Money Market Fund) after the Fund’s receipt of the redemption order.
The Funds reserve the right to change the manner in which shares are offered at any time.
Liquidity Fees and Redemption Gates
If weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or redemption gates. In addition, if one such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress.
The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. Additionally, the Board generally expects that a liquidity fee would be implemented, if at all, after a Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed (generally, applied to all redemption requests processed at the first net asset value calculation on the next business day following the announcement that the Fund will impose a liquidity fee), although the Board, in its discretion, may elect otherwise. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one NAV per day, at a Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.jpmorganfunds.com). In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any Financial Intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund. The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. With regard to the Retail Funds and the Government Funds, the Board may suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service (“IRS”). If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial Intermediaries are required to promptly take the steps requested by or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of trades on a gross, rather than net, basis from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s NAV. Unless otherwise agreed to between a Fund and Financial Intermediary, the Fund will withhold liquidity fees on behalf of Financial Intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee.
34  |  J.P. Morgan Money Market Funds

Exchanging Fund Shares
In general, the same rules and procedures that apply to sales and purchases apply to exchanges. An exchange order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated NAV by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a NAV at such time or if not, as of such Fund’s next calculated NAV. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase. However, dividends will accrue on transactions processed as a redemption order followed by a purchase order as set forth in the Sections “Buying Fund Shares” and “Selling Fund Shares” above.
Subject to meeting any investment minimum and eligibility requirements, Investor Shares may be exchanged for the same class of shares of another J.P. Morgan Fund, or any other class of the same Fund.
The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should consult your tax advisor before making an exchange.
Following an exchange, the fees and expenses of the new share class may be higher than those of the class previously held by you. You should carefully review the prospectus for the new share class, including information on the fees, expenses and exchange features of the new share class, or contact your financial intermediary for more information. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-766-7722.
We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.
You can exchange your shares in one of two ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
Through the J.P. Morgan Institutional Funds Service Center
Call 1-800-766-7722 to ask for details.
The Funds reserve the right to change the manner in which shares are offered at any time.
Other Information Concerning the Funds
The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
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How Your Account Works (continued)
Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within 18 months of the establishment of the account.
1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.
2.	If your account falls below the Funds’ minimum investment requirement and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please see “Buying Fund Shares —Minimum Investments”.
You may not always reach the J.P. Morgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.
You may write to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. A credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
Suspension of Redemptions
The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund) when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);
4.	The SEC has permitted a suspension;
5.	An emergency exists, as determined by the SEC; or
6.	The Board elects to implement a liquidity fee or redemption gate on a Retail Fund.
See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.
36  |  J.P. Morgan Money Market Funds

Shareholder Information
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. Each Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in a Fund’s daily distribution. However, from time to time a Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.
For federal income tax purposes, dividends of net investment income and any net short-term capital gain generally are taxable as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
A Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
Regarding the Liquid Assets Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Gains, if any, resulting from the sale or exchange of your shares generally will be subject to tax.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by a Fund, as discussed in the Statement of Additional Information.
July 1, 2019  |  37

Shareholder Information (continued)
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Funds (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9145, the Funds will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds will send you transaction confirmation statements and account statements at least quarterly. If your account is held through a Financial Intermediary, you may receive your statements and confirmations from your Financial Intermediary on a different schedule. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the J.P. Morgan Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.
After each fiscal halfyear you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at P.O. Box 219265, Kansas City, MO 64121-9265 or call 1-800-766-7722.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.
38  |  J.P. Morgan Money Market Funds

In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.
In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.
On each business day, all Funds will post their levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, all Funds will post information regarding their net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, each Fund will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Retail Fund or Government Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
July 1, 2019  |  39

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
40  |  J.P. Morgan Money Market Funds

This Page Intentionally Left Blank.

Financial Highlights
The financial highlights table is intended to help you understand a Fund’s financial performance for the past five fiscal years or the period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund
Investor
Year Ended February 28, 2019	$1.00	$ 0.02 (b)	$— (c)	$ 0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2018	1.00	0.01 (b)	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
42  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.57%	$ 1,127,675	0.50%	1.60%	0.50%
1.00	0.56	748,306	0.51	0.54	0.51
1.00	0.03	919,604	0.42	0.02	0.51
1.00	0.01	3,856,545	0.18	0.01	0.51
1.00	0.01	3,066,013	0.07	0.01	0.51
July 1, 2019  |  43

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Investor
Year Ended February 28, 2019	$1.00	$ 0.02 (b)	$— (c)	$ 0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2018	1.00	0.01 (b)	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
44  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.58%	$ 28,583	0.51%	1.57%	0.51%
1.00	0.55	48,818	0.51	0.52	0.51
1.00	0.02	71,303	0.42	0.02	0.51
1.00	0.00 (d)	89,016	0.14	0.00 (d)	0.51
1.00	0.00 (d)	181,909	0.07	0.00 (d)	0.51
July 1, 2019  |  45

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Investor
Year Ended February 28, 2019	$1.00	$ 0.02 (b)	$— (c)	$ 0.02	$(0.02)	$— (c)	$(0.02)
Year Ended February 28, 2018	1.00	0.01 (b)	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
46  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
		Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.81%	$ 8,147	0.51%	1.79%	0.54%
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
July 1, 2019  |  47

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan U.S. Government Money Market Fund	Investor	0.49%	0.49%
JPMorgan U.S. Treasury Plus Money Market Fund	Investor	0.50%	0.50%
JPMorgan Liquid Assets Money Market Fund	Investor	0.51%	0.53%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2019, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
48  |  J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund
	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 50	5.00%	4.51%	4.51%
June 30, 2021	52	10.25	9.22	4.51
June 30, 2022	55	15.76	14.15	4.51
June 30, 2023	57	21.55	19.30	4.51
June 30, 2024	60	27.63	24.68	4.51
June 30, 2025	62	34.01	30.30	4.51
June 30, 2026	65	40.71	36.18	4.51
June 30, 2027	68	47.75	42.32	4.51
June 30, 2028	71	55.13	48.74	4.51
June 30, 2029	75	62.89	55.45	4.51

JPMorgan U.S. Treasury Plus Money Market Fund
	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 51	5.00%	4.50%	4.50%
June 30, 2021	53	10.25	9.20	4.50
June 30, 2022	56	15.76	14.12	4.50
June 30, 2023	58	21.55	19.25	4.50
June 30, 2024	61	27.63	24.62	4.50
June 30, 2025	64	34.01	30.23	4.50
June 30, 2026	67	40.71	36.09	4.50
June 30, 2027	70	47.75	42.21	4.50
June 30, 2028	73	55.13	48.61	4.50
June 30, 2029	76	62.89	55.30	4.50

JPMorgan Liquid Assets Money Market Fund
	Investor Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 52	5.00%	4.49%	4.49%
June 30, 2021	57	10.25	9.16	4.47
June 30, 2022	59	15.76	14.04	4.47
June 30, 2023	62	21.55	19.14	4.47
June 30, 2024	65	27.63	24.46	4.47
June 30, 2025	67	34.01	30.03	4.47
June 30, 2026	70	40.71	35.84	4.47
June 30, 2027	74	47.75	41.91	4.47
June 30, 2028	77	55.13	48.25	4.47
June 30, 2029	80	62.89	54.88	4.47
July 1, 2019  |  49

How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No.JPMorgan Trust II 811-4236

©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
PR-MMINV-719

PROSPECTUS JULY 1, 2019
J.P. Morgan Money Market Funds
E*TRADE Class Shares
RETAIL FUNDS
JPMorgan California Municipal Money Market Fund	Ticker: JCEXX
JPMorgan Liquid Assets Money Market Fund	Ticker: JLEXX
JPMorgan Municipal Money Market Fund	Ticker: JMEXX
JPMorgan New York Municipal Money Market Fund	Ticker: JNEXX
GOVERNMENT FUND
JPMorgan U.S. Government Money Market Fund	Ticker: JUSXX
This prospectus is to be used only by clients of E*TRADE Securities LLC.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is to be used only by clients of E*TRADE Securities LLC (E*TRADE Securities). E*TRADE Class Shares of the Funds may not be purchased directly by individuals. In order to be a shareholder of a Fund, an individual generally needs to have a brokerage account with E*TRADE Securities and have elected E*TRADE Class Shares as a “sweep” investment.

JPMorgan California Municipal Money Market Fund
Class/Ticker: E*TRADE/JCEXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.48
Service Fees	0.30
Remainder of Other Expenses[1]	0.18
Total Annual Fund Operating Expenses	1.16
Fee Waivers and/or Expense Reimbursements[2]	(0.16)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.00
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00% of the average daily net assets of E*Trade Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE SHARES ($)	102	353	623	1,395
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
July 1, 2019  |  1

JPMorgan California Municipal Money Market Fund (continued)
Up to 20% of the Fund’s total assets may be invested in investments subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general

2  |   J.P. Morgan Money Market Funds

interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Risk of California Obligations. Because the Fund invests primarily in municipal obligations issued by the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.
Municipal Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal
July 1, 2019  |  3

JPMorgan California Municipal Money Market Fund (continued)
National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal.This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Industry and Sector Focus Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

4  |   J.P. Morgan Money Market Funds

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
*	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the return is the non-annualized return for the period from 1/1/16 through 9/21/16.
**	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the 2017 and 2018 returns are shown as 0%.

Best Quarter	2Q, 3Q and 4Q 2010 4Q 2013 4Q 2015	0.02%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009 1Q 2010 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q, 2Q, 3Q and 4Q 2016 1Q, 2Q, 3Q and 4Q 2017 1Q, 2Q, 3Q and 4Q 2018	0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018*)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE SHARES	0.00%	0.01%	0.02%
*	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the table reflects 0% returns from 9/21/16 through 12/31/18.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.
Purchase minimums
For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside 2, 200 Hudson Street, Suite 501, Jersey City, NJ 07311.
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of
July 1, 2019  |  5

JPMorgan California Municipal Money Market Fund (continued)
short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6  |   J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund
Class/Ticker: E*TRADE/JLEXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.40
Service Fees	0.30
Remainder of Other Expenses[1]	0.10
Total Annual Fund Operating Expenses	1.08
Fee Waivers and/or Expense Reimbursements[2]	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.00
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00% of the average daily net assets of E*Trade Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimburse-
ments shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE SHARES ($)	102	336	588	1,310
The Fund’s Main Investment Strategy
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less
July 1, 2019  |  7

JPMorgan Liquid Assets Money Market Fund (continued)
than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase

8  |   J.P. Morgan Money Market Funds

in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet
July 1, 2019  |  9

JPMorgan Liquid Assets Money Market Fund (continued)
its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.
Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

10  |   J.P. Morgan Money Market Funds

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of E*TRADE Class Shares is based on the performance of Investor Shares (which are not offered in this prospectus) prior to the inception of the E*TRADE Class Shares. Prior class performance of E*TRADE Class Shares has been adjusted to reflect differences in expenses between E*TRADE Class Shares and Investor Shares.
To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
*	E*TRADE Shares had no assets from the close of business on 10/19/16, therefore, the return is the non-annualized return for the period from 1/1/16 through 10/19/16.
**	E*TRADE Shares had no assets from the close of business on 10/19/16, therefore, the 2017 and 2018 returns are shown as 0%.

Best Quarter	1Q 2009	0.08%
Worst Quarter	2Q and 3Q 2009 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016 1Q, 2Q, 3Q and 4Q 2017 1Q, 2Q, 3Q and 4Q 2018	0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018*)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE SHARES	0.00%	0.01%	0.04%
*	E*TRADE Shares had no assets from the close of business on 10/19/16, therefore, the table reflects 0% returns from 10/19/16 through 12/31/18.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.
Purchase minimums
For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside 2, 200 Hudson Street, Suite 501, Jersey City, NJ 07311.
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
July 1, 2019  |  11

JPMorgan Liquid Assets Money Market Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12  |   J.P. Morgan Money Market Funds

JPMorgan Municipal Money Market Fund
Class/Ticker: E*TRADE/JMEXX
The Fund’s Objective
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.39
Service Fees	0.30
Remainder of Other Expenses[1]	0.09
Total Annual Fund Operating Expenses	1.07
Fee Waivers and/or Expense Reimbursements[2]	(0.07)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.00
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00% of the average daily net assets of E*Trade Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimburse-
ments shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE SHARES ($)	102	333	583	1,299
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
July 1, 2019  |  13

JPMorgan Municipal Money Market Fund (continued)
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread

14  |   J.P. Morgan Money Market Funds

risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government
July 1, 2019  |  15

JPMorgan Municipal Money Market Fund (continued)
regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

16   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS
*	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the return is the non-annualized return for the period from 1/1/16 through 9/21/16.
**	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the 2017 and 2018 returns are shown as 0%.

Best Quarter	1Q 2009 3Q and 4Q 2010 1Q 2011 4Q 2014 4Q 2015	0.01%
Worst Quarter	2Q, 3Q and 4Q 2009 1Q and 2Q 2010 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q, 2Q, 3Q and 4Q 2016 1Q, 2Q, 3Q and 4Q 2017 1Q, 2Q, 3Q and 4Q 2018	0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018*)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE SHARES	0.00%	0.01%	0.01%
*	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the table reflects 0% returns from 9/21/16 through 12/31/18.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.
Purchase minimums
For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside 2, 200 Hudson Street, Suite 501, Jersey City, NJ 07311.
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2019  |  17

JPMorgan New York Municipal Money Market Fund
Class/Ticker: E*TRADE/JNEXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.40
Service Fees	0.30
Remainder of Other Expenses[1]	0.10
Total Annual Fund Operating Expenses	1.08
Fee Waivers and/or Expense Reimbursements[2]	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.00
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00% of the average daily net assets of E*Trade Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE SHARES ($)	102	336	588	1,310
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
18  |   J.P. Morgan Money Market Funds

Up to 20% of the Fund’s total assets may be invested in investments subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general
July 1, 2019  |  19

JPMorgan New York Municipal Money Market Fund (continued)
interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Risk of New York Obligations. Because the Fund invests primarily in municipal obligations issued by the State of New York and New York City, their political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state, the city and their municipalities. As the nation’s financial capital, New York’s and New York City’s economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.
Municipal Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by

20  |   J.P. Morgan Money Market Funds

Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Industry and Sector Focus Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such
July 1, 2019  |  21

JPMorgan New York Municipal Money Market Fund (continued)
investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
*	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the return is the non-annualized return for the period from 1/1/16 through 9/21/16.
**	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the 2017 and 2018 returns are shown as 0%.

Best Quarter	4Q 2010	0.04%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009 1Q 2010 2Q, 3Q and 4Q 2011 1Q and 2Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q and 3Q 2015 1Q, 2Q, 3Q and 4Q 2016 1Q, 2Q, 3Q and 4Q 2017 1Q, 2Q, 3Q and 4Q 2018	0.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018*)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE SHARES	0.00%	0.01%	0.02%
*	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the table reflects 0% returns from 9/21/16 through 12/31/18.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.
Purchase minimums
For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside 2, 200 Hudson Street, Suite 501, Jersey City, NJ 07311.
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the

22  |   J.P. Morgan Money Market Funds

federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2019  |  23

JPMorgan U.S. Government Money Market Fund
Class/Ticker: E*TRADE/JUSXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
E*TRADE
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.60
Other Expenses	0.37
Service Fees	0.30
Remainder of Other Expenses[1]	0.07
Total Annual Fund Operating Expenses	1.05
Fee Waivers and/or Expense Reimbursements[2]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.00
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00% of the average daily net assets of E*Trade Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimburse-
ments shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
E*TRADE SHARES ($)	102	329	575	1,278
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
24  |   J.P. Morgan Money Market Funds

The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This
July 1, 2019  |  25

JPMorgan U.S. Government Money Market Fund (continued)
would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s E*TRADE Class Shares has varied from year to year for the past ten calendar year. The table shows the average annual total returns over the past one year, five year and ten years. The performance of E*TRADE Class Shares is based on the performance of the Fund’s Capital Shares (which are not offered in this prospectus) prior to the inception of the E*TRADE Class

26  |   J.P. Morgan Money Market Funds

Shares. Prior class performance of E*TRADE Class Shares has been adjusted to reflect differences in expenses between E*TRADE Class Shares and Capital Shares.
To obtain current yield information call E*TRADE Securities at 1-800-ETRADE-1 or go to www.etrade.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.32%
Worst Quarter	2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q and 3Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.89%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
E*TRADE SHARES	0.89%	-0.15%	-0.44%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
The Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment.
Purchase minimums
For E*TRADE Class Shares
To establish an account	No minimum levels
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through E*TRADE Securities LLC by calling 1-800-ETRADE-1
•	By writing to E*TRADE Securities LLC, Harborside 2, 200 Hudson Street, Suite 501, Jersey City, NJ 07311.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2019  |  27

More About the Funds
Additional Information About the Funds’ Investment Strategies
California Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
28  |  J.P. Morgan Money Market Funds

If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Liquid Assets Money Market Fund
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
July 1, 2019  |  29

More About the Funds (continued)
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
30  |  J.P. Morgan Money Market Funds

•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
New York Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.
July 1, 2019  |  31

More About the Funds (continued)
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
U.S. Government Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
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•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Each of the Funds
Each Fund may utilize these investment strategies to a greater or lesser degree.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:
•	The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 55.
•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	Each Fund invests only in U.S. dollar-denominated securities.
•	Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
•	Each Fund seeks to invest in securities that present minimal credit risk. With regard to California Municipal Money Market Fund, Liquid Assets Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund, these securities will:
•	have one of the two highest short-term ratings from at least two of Standard & Poor’s Corporation, Moody’s Investors Service, Inc. and Fitch Ratings, or one such rating if only one of these rating organizations rates that security;
•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated by Standard & Poor’s Corporation, Moody’s Investors Service, Inc., or Fitch Ratings.
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More About the Funds (continued)
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality. The Liquid Assets Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund is fundamental. The investment objective for each of the California Municipal Money Market Fund and New York Municipal Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
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Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in each Fund are summarized in the “Risk/Return Summaries” at the front of this prospectus. In addition to each Fund’s main risks, each Fund may be subject to additional risks in connection with investments and strategies used by each Fund from time to time. The table below identifies main risks and some of the additional risks for each Fund followed by a more detailed description of each risk.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The Funds are subject to the main risks noted below, any of which may adversely affect a Fund’s NAV, performance and ability to meet its investment objective.
	California Municipal Money Market Fund	Liquid Assets Money Market Fund	Municipal Money Market Fund	New York Municipal Money Market Fund	U.S. Government Money Market Fund
Asia Pacific Market Risk		○
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk		•			•
Concentration Risk		•
Credit Risk	•	•	•	•	•
European Market Risk		○
Floating and Variable Rate Securities Risk	•	•	•	•	•
Foreign Securities Risk		•
General Market Risk	•	•	•	•	•
Geographic Focus Risk	•	○		•
Government Securities Risk	•	•	•	•	•
Industry and Sector Focus Risk	•	•	•	•
Interest Rate Risk	•	•	•	•	•
Interfund Lending Risk		•			•
Investments in Weekly Liquid Assets Risk	•		•	•
Japan Risk		○
Municipal Focus Risk	•			•
Municipal Obligations Risk	•	•	•	•
Net Asset Value Risk	•	•	•	•	•
○	Additional Risks
•	Main Risks
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More About the Funds (continued)
	California Municipal Money Market Fund	Liquid Assets Money Market Fund	Municipal Money Market Fund	New York Municipal Money Market Fund	U.S. Government Money Market Fund
Prepayment Risk	•	•	•	•	•
Privately Placed Securities Risk	•	•	•	•
Repurchase Agreement Risk	○	•	○	○	•
Risk Associated with the Fund Holding Cash	•	•	•	•	•
Risk of California Obligations	•
Risk of New York Obligations				•
State and Local Taxation Risk					•
Structured Product Risk	•		•	•
Tax Risk	•		•	•
Transactions and Liquidity Risk	•	•	•	•	•
Volcker Rule Risk	○	○	○	○	○
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk		•			•
○	Additional Risks
•	Main Risks
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that the issuer and/or a counterparty to a security, contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of a Fund’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value (“NAV”). Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the
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More About the Funds (continued)
securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Concentration Risk. Because the Liquid Assets Money Market Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. The profitability of companies in the financial services industry depends largely on the availability and cost of funds, which can change depending on economic conditions.
Foreign Securities Risk. Because the Funds may invest in foreign securities, they are subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.
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Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.
For some Funds, there may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies.
Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Municipal Focus Risk. As a single state money market fund, a Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, a Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Geographic Focus Risk. A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
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More About the Funds (continued)
Risk of California Obligations. Because the California Municipal Money Market Fund primarily invests in issuers in the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.
During the recent recession, California experienced a significant economic downturn. Following the recession, California has experienced an economic expansion, and has generally kept spending in line with revenues. However, any deterioration of California’s fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of California municipal securities, and the Fund’s NAV and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of California municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.
Risk of New York Obligations. Because the New York Municipal Money Market Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Additionally, as the nation’s financial capital, New York’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states.
During the recent recession, New York experienced a significant economic downturn. Although New York has experienced consistent job growth in recent years, the State has also faced budgetary challenges. Any deterioration of New York’s fiscal situation could increase the risk of investing in New York municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of New York municipal securities, and the Fund’s NAV and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of New York municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.
Investments in Weekly Liquid Assets Risk. Because a Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. Therefore, a Fund’s limitation to weekly liquid assets may reduce the Fund’s yield as compared to other money market funds. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for a Fund to purchase weekly liquid assets. Accordingly, a Fund is more susceptible to risks associated with the potential limited supply of high-quality, short-term securities than a fund that invests more broadly.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash.
Liquid Assets Money Market Fund and U.S. Government Money Market Fund: A Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund: A Fund will at times hold some of its assets in cash, which may hurt a Fund’s performance. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interfund Lending Risk. A delay in repayment to a Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, a Fund could take possession of collateral that the Fund is not permitted to hold
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and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. A Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by a Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, a Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Tax Risk.
California Municipal Money Market Fund: The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Municipal Money Market Fund: The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

New York Municipal Money Market Fund: The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.
State and Local Taxation Risk. A Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
Asia Pacific Market Risk. The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund. The imposition of tariffs or other trade barriers or a downturn in the economy of a significant trading partner could adversely impact Chinese companies.
European Market Risk. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom, Europe and globally, which could have an adverse effect on the value of a Fund’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Japan Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected in the past by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. In addition, Japan's economy has in the past and could in the future be significantly impacted by natural disasters.
July 1, 2019  |  41

More About the Funds (continued)
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. These investments may be inconsistent with a Fund’s main investment strategies. This may result in a lower yield.
California Municipal Money Market Fund
Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.
Municipal Money Market Fund
Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
New York Municipal Money Market Fund
Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.
Temporary Defensive Position Risk
Liquid Assets Money Market Fund and U.S. Government Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
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California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance Information
Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such changes is based on SEC rules then in-effect and is not an indication of future returns.
Liquid Assets Money Market Fund
Historical performance for the E*TRADE Class Shares prior to 1/1/10 in the bar chart and 1/8/09 in the table is based on the performance of the Fund’s Investor Shares, which invest in the same portfolio of securities. Investor Shares are not offered in this prospectus. Prior class performance for the Investor Shares has been adjusted to reflect differences in expenses between the classes.
July 1, 2019  |  43

The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
California Municipal Money Market Fund
New York Municipal Money Market Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Liquid Assets Money Market Fund
Municipal Money Market Fund
U.S. Government Money Market Fund
Each Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal period ended 2/28/19, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
U.S. Government Money Market Fund	0.08%
California Municipal Money Market Fund	0.04
Liquid Assets Money Market Fund	0.08
Municipal Money Market Fund	0.06
New York Municipal Money Market Fund	0.06
A discussion of the basis the Board of Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.
The Funds’ Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Funds’ Shareholder Servicing Agent
JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of E*TRADE Class Shares of each Fund. JPMDS has entered into service agreements with E*TRADE Securities LLC or its affiliate (E*TRADE Securities) under which it will pay all or a portion of the annual fees to E*TRADE Securities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the E*TRADE Class Shares of each Fund.
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The Funds’ Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Each of the Funds has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.60% of the average daily net assets attributable to E*TRADE Class Shares.
Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to E*TRADE Securities under an agreement with the Distributor to sell shares of the Funds. Payments are not tied to the amount of actual expenses incurred.
Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries, including an affiliate of E*TRADE Securities, for services provided to customers who invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
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How Your Account Works
Each Fund’s E*TRADE Class Shares are offered only to clients of E*TRADE Securities. E*TRADE Class Shares may not be purchased directly by individuals, although E*TRADE Securities may purchase E*TRADE Class Shares for accounts maintained by individuals who generally have elected E*TRADE Class Shares as a “sweep” investment. Individuals for whom E*TRADE Securities purchases Fund shares should contact E*TRADE Securities to purchase or sell Fund shares. E*TRADE Securities may impose policies, limitations and fees which are different than those described herein.
Buying Fund Shares
You do not pay any sales charge (sometimes called a load) when you buy E*TRADE Class Shares of these Funds.
The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. Each Fund seeks to maintain a stable NAV per share of $1.00 and each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after J.P. Morgan Institutional Funds Service Center accepts the order.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If a purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.
Your purchase through E*TRADE Securities will be processed at the next price following receipt of the order from E*TRADE Securities and acceptance by a Fund, which may not occur on the day that the order is submitted to E*TRADE Securities.
The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Liquid Assets Money Market Fund and U.S. Government Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET; and for each of Municipal Money Market Fund, California Municipal Money Market Fund, and New York Municipal Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m. and 12:00 p.m. ET.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
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The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
Share ownership is electronically recorded; therefore, no certificate will be issued.
E*TRADE Securities will be responsible for transmitting your purchase order and payment to a Fund by the applicable deadlines. E*TRADE Securities may have earlier cut-off times for purchase orders. In addition, E*TRADE Securities may be closed at times when the Fund is open.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from E*TRADE Securities on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
Shareholder Eligibility
Each “retail” money market fund (“RMMF”) must adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to separate retail and non-retail investors, a RMMF may redeem investors that do not satisfy the eligibility requirements for RMMF investors. Each of the RMMFs will provide advance written notice of its intent to make any such involuntary redemptions, which will include more specific information on timing. Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each RMMF will seek to continue to qualify as “retail” by requiring that investments in the Fund will be limited to accounts beneficially owned by natural persons. Natural persons may invest in a RMMF through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Only accounts beneficially owned by natural persons are permitted to retain their shares. Financial Intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in a RMMF that are not eligible to be invested in the RMMF and must notify the RMMF of any ineligible shareholders that continue to own shares of the RMMF. Further, Financial Intermediaries may only submit purchase orders in RMMFs if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial Intermediaries may be required by a RMMF or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. The RMMFs reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Financial Intermediaries are required, to the extent that they hold investments in a Fund that operates as a RMMF to ensure that all shareholders on behalf of whom they hold investments comply with the terms and conditions for investor eligibility as set forth above. Additionally, such Financial Intermediaries are expected to have, and upon request may be asked to provide satisfactory evidence to each of those Funds or the shareholder servicing agent that they have policies and procedures in place that are reasonably designed to limit all beneficial owners of the Fund on behalf of whom they place orders to natural persons and to provide to the Fund information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably requested by the Fund or the shareholder servicing agent. Financial Intermediaries are expected to promptly report to a RMMF or the shareholder servicing agent the identification of any shareholder of the RMMF that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request
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How Your Account Works (continued)
by the RMMF or the shareholder servicing agent, in such manner as it may reasonably request. Where, pursuant to authorization from a Fund, a Financial Intermediary accepts trade orders on the MMF’s behalf, upon the Fund’s reasonable request, the Financial Intermediary is expected to promptly provide the Fund or the shareholder servicing agent with information regarding the timing of its acceptance of such trade orders for purposes of, among other things, validating which NAV calculation should be applied to such trades and determining whether the orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.
For all MMFs, where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
General
The Funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
An affiliate of E*TRADE Securities will be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. E*TRADE Securities may provide the following services in connection with their customers’ investments in the Funds:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
Federal law requires all financial institutions, including E*TRADE Securities, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information. Your Account Application is required by law to be rejected if the required identifying information is not provided. Once all required information including any information that the Fund or the Distributor, in its sole discretion, may require to confirm Retail Fund eligibility, is received, federal law requires that your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and redeemed at the NAV per share next calculated after the account is closed.
Selling Fund Shares
You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.
A redemption order must be supported by all appropriate documentation and information in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds). The Funds may refuse to honor incomplete orders.
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund typically expects to pay redemption proceeds to you by wire that same business day. Proceeds may be made available throughout the day following the calculation of NAVs. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following receipt of the redemption order by the Funds. For trades submitted through E*TRADE Securities or another Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.
If you hold your Fund shares through a Financial Intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to make payments by wire on the same business day or by mailing a check or paying redemption proceeds by ACH on the next business day if the Fund receives your order from the Financial
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Intermediary before the Fund’s final daily cut-off time. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days (one day for the JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
Contact E*TRADE Securities about which Fund’s shares you want to sell. Once the Fund accepts your order, supported by all appropriate documentation and information in good order, from E*TRADE Securities, the Fund will process it at the NAV calculated at the next cut-off time. The Fund may or may not receive the required documentation on the same day it is submitted to E*TRADE Securities. E*TRADE Securities may charge you for this service.
E*TRADE Securities may have earlier cut-off times for redemption orders.
Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the J.P. Morgan Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash.

While the J.P. Morgan Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days (one day for the JPMorgan U.S. Government Money Market Fund) after the Fund’s receipt of the redemption order.

The Funds reserve the right to change the manner in which shares are offered at any time.
Liquidity Fees and Redemption Gates
If a Retail Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or redemption gates. In addition, if one such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. Additionally, the Board generally expects that a liquidity fee would be implemented, if at all, after a Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed (generally, applied to all redemption requests processed at the first net asset value calculation on the next business day following the announcement that the Fund will impose a liquidity fee), although the Board, in its discretion, may elect otherwise. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one NAV per day, at a Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.jpmorganfunds.com). In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any Financial Intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
July 1, 2019  |  49

How Your Account Works (continued)
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund. The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. With regard to the Retail Funds and the Government Funds, the Board may suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service (“IRS”). If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial Intermediaries are required to promptly take the steps requested by the Retail Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of trades on a gross, rather than net, basis from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s NAV. Unless otherwise agreed to between a Fund and Financial Intermediary, the Fund will withhold liquidity fees on behalf of Financial Intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee.
Other Information Concerning the Funds
The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
Suspension of Redemptions
The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan U.S. Government Money Market Fund) when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan U.S. Government Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);
4.	The SEC has permitted a suspension;
5.	An emergency exists, as determined by the SEC; or
6.	The Board elects to implement a liquidity fee or redemption gate on a Retail Fund.
See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.
50  |  J.P. Morgan Money Market Funds

Shareholder Information
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. Each Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends of net investment income, if any, monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in a Fund's daily distribution. However, from time to time a Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.

For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the California Municipal Money Market Fund, New York Municipal Money Market Fund and Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
A Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that
July 1, 2019  |  51

Shareholder Information (continued)
period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

Regarding the Liquid Assets Money Market Fund, the Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.

The information below is only a general summary based on current statutes and regulations as well as current policies of each state, all of which may change, possibly with retroactive effect. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in the Funds.
California Taxes. California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are reported by the fund as such exempt-interest dividends in written statements furnished to shareholders. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for the California Municipal Money Market Fund to qualify to pay such exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its taxable year and the Fund must be qualified as a regulated investment company. Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from the California corporate income tax. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible under California personal income tax law. Investors should consult their tax advisors about other state and local tax consequences of the investment in the Fund.
New York Taxes. Dividends received from the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not New York State corporation franchise tax or the New York City general corporate tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and New York City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporation franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State, all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends generally will not be exempt from New York State or New York City tax. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. The foregoing is a general summary of the New York State and New York City tax consequences of investing in the Fund. Investors should consult their tax advisors about New York and other state and local tax consequences of investment in the Fund.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Gains, if any, resulting from the sale or exchange of your shares generally will be subject to tax.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
52  |  J.P. Morgan Money Market Funds

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by a Fund, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Funds (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9145, the Funds will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds will send you transaction confirmation statements and account statements at least quarterly. If your account is held through a Financial Intermediary, you may receive your statements and confirmations from your Financial Intermediary on a different schedule. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the J.P. Morgan Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.
After each fiscal halfyear you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at P.O. Box 219265, Kansas City, MO 64121-9265 or call 1-800-766-7722.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
July 1, 2019  |  53

Shareholder Information (continued)
Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.
In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.
In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.
On each business day, all Funds will post their levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, all Funds will post information regarding their net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, each Fund will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Retail Fund or Government Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
54  |  J.P. Morgan Money Market Funds

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Distribution fee: Covers the cost of the distribution system used to sell shares to the public.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
July 1, 2019  |  55

Financial Highlights
The financial highlights table is intended to help you understand a Fund’s financial performance for the past five fiscal years or the period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
E*Trade (f)
For the Period Ended September 21, 2016	$1.00	$— (d)(e)	$—	$— (e)	$— (e)	$—	$— (e)
Year Ended February 29, 2016	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2015	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on September 21, 2016.
56  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$ —	0.38%	0.01%	1.07%
1.00	0.02	1,061,361	0.06	0.01	1.07
1.00	0.02	1,094,756	0.08	0.01	1.07
July 1, 2019  |  57

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
E*Trade (f)
For the Period Ended October 19, 2016	$1.00	$— (d)(e)	$— (e)	$— (e)	$— (e)	$— (e)	$— (e)
Year Ended February 29, 2016	1.00	— (d)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2015	1.00	— (d)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares of JPMorgan Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
58  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
		Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$ —	0.54%	0.01%	1.08%
1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
July 1, 2019  |  59

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
E*Trade (f)
For the Period Ended September 21, 2016	$1.00	$— (d)(e)	$— (e)	$— (e)	$— (e)	$—	$— (e)
Year Ended February 29, 2016	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2015	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares of JPMorgan Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
60  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$ —	0.41%	0.01%	1.07%
1.00	0.01	1,935,318	0.08	0.01	1.07
1.00	0.01	2,000,898	0.13	0.01	1.07
July 1, 2019  |  61

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
E*Trade (f)
For the Period Ended September 21, 2016	$1.00	$— (d)(e)	$—	$— (e)	$— (e)	$—	$— (e)
Year Ended February 29, 2016	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2015	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on September 21, 2016.
62  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$ —	0.40%	0.01%	1.08%
1.00	0.01	395,863	0.08	0.01	1.08
1.00	0.01	395,938	0.10	0.01	1.08
July 1, 2019  |  63

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund
E*Trade
Year Ended February 28, 2019	$1.00	$ 0.01 (d)	$— (e)	$ 0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2018	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 9, 2016 (f) through February 28, 2017	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
64  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.07%	$274,993	1.00%	1.04%	1.06%
1.00	0.13	291,828	0.97	0.17	1.06
1.00	0.02	66,010	0.56	0.01	1.07
July 1, 2019  |  65

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan U.S. Government Money Market Fund	E*Trade	1.00%	1.05%
JPMorgan Liquid Assets Money Market Fund	E*Trade	1.00%	1.08%
JPMorgan Municipal Money Market Fund	E*Trade	1.00%	1.07%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2019, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
66  |  J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund
	E*TRADE Class Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 102	5.00%	4.00%	4.00%
June 30, 2021	111	10.25	8.11	3.95
June 30, 2022	116	15.76	12.38	3.95
June 30, 2023	120	21.55	16.82	3.95
June 30, 2024	125	27.63	21.43	3.95
June 30, 2025	130	34.01	26.23	3.95
June 30, 2026	135	40.71	31.21	3.95
June 30, 2027	140	47.75	36.40	3.95
June 30, 2028	146	55.13	41.78	3.95
June 30, 2029	152	62.89	47.39	3.95

JPMorgan Liquid Assets Money Market Fund
	E*TRADE Class Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 102	5.00%	4.00%	4.00%
June 30, 2021	115	10.25	8.08	3.92
June 30, 2022	119	15.76	12.31	3.92
June 30, 2023	124	21.55	16.72	3.92
June 30, 2024	129	27.63	21.29	3.92
June 30, 2025	134	34.01	26.05	3.92
June 30, 2026	139	40.71	30.99	3.92
June 30, 2027	144	47.75	36.12	3.92
June 30, 2028	150	55.13	41.46	3.92
June 30, 2029	156	62.89	47.00	3.92

JPMorgan Municipal Money Market Fund
	E*TRADE Class Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 102	5.00%	4.00%	4.00%
June 30, 2021	113	10.25	8.09	3.93
June 30, 2022	118	15.76	12.34	3.93
June 30, 2023	123	21.55	16.75	3.93
June 30, 2024	127	27.63	21.34	3.93
June 30, 2025	132	34.01	26.11	3.93
June 30, 2026	138	40.71	31.06	3.93
June 30, 2027	143	47.75	36.21	3.93
June 30, 2028	149	55.13	41.57	3.93
June 30, 2029	154	62.89	47.13	3.93
July 1, 2019  |  67

How to Reach Us
For Shareholder Inquiries:
By telephone
Call E*TRADE Securities LLC at 1-800-ETRADE-1
(1-800-387-2331)
By mail
Write to:
E*TRADE Securities LLC
Harborside 2
200 Hudson Street
Suite 501
Jersey City, NJ 07311
On the Internet
www.etrade.com
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information by calling 1-800-766-7722 or writing to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
You can also find information online at www.jpmorganfunds.com.
Investment Company Act File Nos.
JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236
©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
0719-JPMPRS5-P51662

EAGLE CLASS SHARES OF
J.P. MORGAN MONEY MARKET FUNDS

Prospectus
July 1, 2019
GOVERNMENT FUNDS
JPMorgan U.S. Government Money Market Fund: JJGXX
RETAIL FUNDS
JPMorgan California Municipal Money Market Fund: JCYXX
JPMorgan Municipal Money Market Fund: MSJXX
JPMorgan New York Municipal Money Market Fund: JNQXX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan U.S. Government Money Market Fund
Class/Ticker: Eagle/JJGXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Eagle Class
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.37
Service Fees	0.30
Remainder of Other Expenses[1]	0.07
Total Annual Fund Operating Expenses	0.70
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	224	390	871
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

July 1, 2019  |  1

JPMorgan U.S. Government Money Market Fund (continued)
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be

2  |   J.P. Morgan Money Market Funds

issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Eagle Class Shares shown in the table is based on the performance of Reserve Shares (which are not offered in this prospectus) prior to the inception of the Eagle Class Shares. Prior class performance of Eagle Class Shares has been adjusted to reflect differences in expenses between Eagle Class Shares and Reserve Shares.
To obtain current yield information call 1-800-421-4184 or visit carillontower.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
July 1, 2019  |  3

JPMorgan U.S. Government Money Market Fund (continued)
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.40%
Worst Quarter	2Q, 3Q and 4Q 2009 1Q and 2Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.44%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE CLASS SHARES	1.19%	0.30%	0.16%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
This prospectus is to be used only by clients of Carillon Tower Advisors, Inc. and its affiliates.
Purchase minimums
For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your Financial Intermediary
•	By writing to Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)
•	After you open an account, by calling Carillon Family of Funds at 1-800-421-4184
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, including Carillon, such as a bank, the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4  |   J.P. Morgan Money Market Funds

JPMorgan California Municipal Money Market Fund
Class/Ticker: Eagle/JCYXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Eagle Class
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.43
Service Fees	0.30
Remainder of Other Expenses[1]	0.13
Total Annual Fund Operating Expenses	0.76
Fee Waivers and/or Expense Reimbursements[2]	(0.06)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.70
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70% of the average daily net assets of Eagle Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	237	416	937
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
July 1, 2019  |  5

JPMorgan California Municipal Money Market Fund (continued)
Up to 20% of the Fund’s total assets may be invested in investments subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general

6  |   J.P. Morgan Money Market Funds

interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Risk of California Obligations. Because the Fund invests primarily in municipal obligations issued by the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.
Municipal Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal
July 1, 2019  |  7

JPMorgan California Municipal Money Market Fund (continued)
National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal.This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Industry and Sector Focus Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

8  |   J.P. Morgan Money Market Funds

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Eagle Class Shares is based on the performance of the Fund’s Morgan Shares (which are not offered in this prospectus) prior to the inception of Eagle Class Shares. The actual returns of the Eagle Class Shares would have been lower than those shown because Eagle Class Shares have higher expenses than Morgan Shares.
To obtain current yield information call 1-800-421-4184 or visit carillontower.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.25%
Worst Quarter	3Q and 4Q 2009 1Q 2010 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q and 2Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.19%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE CLASS SHARES	0.71%	0.20%	0.11%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
This prospectus is to be used only by clients of Carillon Tower Advisors, Inc. and its affiliates.
Purchase minimums
For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50
You may purchase or redeem shares on any business day that the Fund is open:
July 1, 2019  |  9

JPMorgan California Municipal Money Market Fund (continued)
•	Through your Financial Intermediary
•	By writing to Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)
•	After you open an account, by calling Carillon Family of Funds at 1-800-421-4184
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10  |   J.P. Morgan Money Market Funds

JPMorgan Municipal Money Market Fund
Class/Ticker: Eagle/MSJXX
The Fund’s Objective
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Eagle Class
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.39
Service Fees	0.30
Remainder of Other Expenses[1]	0.09
Total Annual Fund Operating Expenses	0.72
Fee Waivers and/or Expense Reimbursements[2]	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.70
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70% of the average daily net assets of Eagle Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimburse-
ments shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	228	399	893
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
July 1, 2019  |  11

JPMorgan Municipal Money Market Fund (continued)
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread

12  |   J.P. Morgan Money Market Funds

risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government
July 1, 2019  |  13

JPMorgan Municipal Money Market Fund (continued)
regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Eagle Class Shares is based on the performance of the Fund’s Premier Shares (which are not offered in this prospectus) prior to the inception of Eagle Class Shares. Prior class performance of Eagle Class Shares has been adjusted to reflect differences in expenses between Eagle Class Shares and Premier Shares.
To obtain current yield information call 1-800-421-4184 or visit carillontower.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

14   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.25%
Worst Quarter	4Q 2009 1Q, 2Q, 3Q and 4Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q and 2Q 2016	-0.06%
The Fund’s year-to-date total return through 3/31/19 was 0.22%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE CLASS SHARES	0.77%	0.08%	-0.05%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
This prospectus is to be used only by clients of Carillon Tower Advisors, Inc. and its affiliates.
Purchase minimums
For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your Financial Intermediary
•	By writing to Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)
•	After you open an account, by calling Carillon Family of Funds at 1-800-421-4184
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2019  |  15

JPMorgan New York Municipal Money Market Fund
Class/Ticker: Eagle/JNQXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Eagle Class
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.40
Service Fees	0.30
Remainder of Other Expenses[1]	0.10
Total Annual Fund Operating Expenses	0.73
Fee Waivers and/or Expense Reimbursements[2]	(0.03)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.70
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70% of the average daily net assets of Eagle Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE CLASS SHARES ($)	72	230	403	904
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
16  |   J.P. Morgan Money Market Funds

Up to 20% of the Fund’s total assets may be invested in investments subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general
July 1, 2019  |  17

JPMorgan New York Municipal Money Market Fund (continued)
interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Risk of New York Obligations. Because the Fund invests primarily in municipal obligations issued by the State of New York and New York City, their political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state, the city and their municipalities. As the nation’s financial capital, New York’s and New York City’s economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.
Municipal Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by

18  |   J.P. Morgan Money Market Funds

Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Industry and Sector Focus Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such
July 1, 2019  |  19

JPMorgan New York Municipal Money Market Fund (continued)
investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Eagle Class Shares is based on the performance of the Fund’s Reserve Shares (which are not offered in this prospectus) prior to the inception of Eagle Class Shares. The actual returns of the Eagle Class Shares would have been similar to those shown because Eagle Class Shares have similar expenses to Reserve Shares.
To obtain current yield information call 1-800-421-4184 or visit carillontower.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	4Q 2018	0.24%
Worst Quarter	3Q and 4Q 2009 1Q 2010 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q and 3Q 2015 1Q and 2Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.20%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE CLASS SHARES	0.73%	0.19%	0.11%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
This prospectus is to be used only by clients of Carillon Tower Advisors, Inc. and its affiliates.
Purchase minimums
For Eagle Class Shares
To establish a regular account	$1,000
To establish an individual retirement account	$500
To add to an account	No minimum
To establish a periodic investment program	$50
Subsequent investments under a periodic investment program	$50

20  |   J.P. Morgan Money Market Funds

You may purchase or redeem shares on any business day that the Fund is open:
•	Through your Financial Intermediary
•	By writing to Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service)
•	After you open an account, by calling Carillon Family of Funds at 1-800-421-4184
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2019  |  21

More About the Funds
Additional Information About the Funds’ Investment Strategies
U.S. Government Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
California Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
22  |  J.P. Morgan Money Market Funds

Up to 20% of the Fund’s total assets may be invested in investments subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
July 1, 2019  |  23

More About the Funds (continued)
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
24  |  J.P. Morgan Money Market Funds

New York Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
July 1, 2019  |  25

More About the Funds (continued)
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each of the Funds
Each Fund may utilize these investment strategies to a greater or lesser degree.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:
•	The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 51.
•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	Each Fund invests only in U.S. dollar-denominated securities.
•	Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
•	Each Fund seeks to invest in securities that present minimal credit risk. With regard to California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund, these securities will:
•	have one of the two highest short-term ratings from at least two of Standard & Poor’s Corporation, Moody’s Investors Service, Inc. and Fitch Ratings, or one such rating if only one of these rating organizations rates that security;
•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated by Standard & Poor’s Corporation, Moody’s Investors Service, Inc., or Fitch Ratings.
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality.
Each Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality.
26  |   J.P. Morgan Money Market Funds

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the U.S. Government Money Market Fund and Municipal Money Market Fund is fundamental. The investment objective for each of the California Municipal Money Market Fund and New York Municipal Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
July 1, 2019  |  27

More About the Funds (continued)
Investment Risks
There can be no assurance that the Funds will achieve their investment objectives.
The main risks associated with investing in each Fund are summarized in the “Risk/Return Summaries” at the front of this prospectus. In addition to each Fund’s main risks, each Fund may be subject to additional risks in connection with investments and strategies used by each Fund from time to time. The table below identifies main risks and some of the additional risks for each Fund followed by a more detailed description of each risk.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The Funds are subject to the main risks noted below, any of which may adversely affect a Fund’s NAV, performance and ability to meet its investment objective.
	U.S. Government Money Market Fund	California Municipal Money Market Fund	Municipal Money Market Fund	New York Municipal Money Market Fund
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•
Credit Risk	•	•	•	•
Floating and Variable Rate Securities Risk	•	•	•	•
General Market Risk	•	•	•	•
Geographic Focus Risk		•		•
Government Securities Risk	•	•	•	•
Industry and Sector Focus Risk		•	•	•
Interest Rate Risk	•	•	•	•
Interfund Lending Risk	•
Investments in Weekly Liquid Assets Risk		•	•	•
Municipal Focus Risk		•		•
Municipal Obligations Risk		•	•	•
Net Asset Value Risk	•	•	•	•
Prepayment Risk	•	•	•	•
Privately Placed Securities Risk		•	•	•
Repurchase Agreement Risk	•	○	○	○
Risk Associated with the Fund Holding Cash	•	•	•	•
Risk of California Obligations		•		• Main Risks ○ Additional Risks
28  |  J.P. Morgan Money Market Funds

	U.S. Government Money Market Fund	California Municipal Money Market Fund	Municipal Money Market Fund	New York Municipal Money Market Fund
Risk of New York Obligations				•
State and Local Taxation Risk	•
Structured Product Risk		•	•	•
Tax Risk		•	•	•
Transactions and Liquidity Risk	•	•	•	•
Volcker Rule Risk	○	○	○	○
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk	•
•	Main Risks
○	Additional Risks
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that the issuer and/or a counterparty to a security, contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or
July 1, 2019  |  29

More About the Funds (continued)
deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of a Fund’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value (“NAV”). Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
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Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Industry and Sector Focus Risk. At times a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the
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More About the Funds (continued)
institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.
For some Funds, there may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies.
Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Municipal Focus Risk. As a single state money market fund, a Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, a Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Geographic Focus Risk. A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Risk of California Obligations. Because the California Municipal Money Market Fund primarily invests in issuers in the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.
During the recent recession, California experienced a significant economic downturn. Following the recession, California has experienced an economic expansion, and has generally kept spending in line with revenues. However, any deterioration of California’s fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of California municipal securities, and the Fund’s NAV and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of California municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.
Risk of New York Obligations. Because the New York Municipal Money Market Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Additionally, as the nation’s financial capital, New York’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states.
During the recent recession, New York experienced a significant economic downturn. Although New York has experienced consistent job growth in recent years, the State has also faced budgetary challenges. Any deterioration of New York’s fiscal situation could increase the risk of investing in New York municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of New York municipal securities, and the Fund’s NAV and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of New York municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.
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Investments in Weekly Liquid Assets Risk. Because a Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. Therefore, a Fund’s limitation to weekly liquid assets may reduce the Fund’s yield as compared to other money market funds. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for a Fund to purchase weekly liquid assets. Accordingly, a Fund is more susceptible to risks associated with the potential limited supply of high-quality, short-term securities than a fund that invests more broadly.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash.
U.S. Government Money Market Fund: The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

California Municipal Money Market Fund and New York Municipal Money Market Fund: A Fund will at times hold some of its assets in cash, which may hurt a Fund’s performance. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interfund Lending Risk. A delay in repayment to a Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, a Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. A Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
Tax Risk.
California Municipal Money Market Fund: The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.

Municipal Money Market Fund: The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.

New York Municipal Money Market Fund: The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.
State and Local Taxation Risk. A Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.
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More About the Funds (continued)
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. These investments may be inconsistent with a Fund’s main investment strategies. This may result in a lower yield.
California Municipal Money Market Fund
Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.
Municipal Money Market Fund
Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
New York Municipal Money Market Fund
Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.
Temporary Defensive Position Risk
U.S. Government Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.
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Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
U.S. Government Money Market Fund
The JPMorgan U.S. Government Money Market Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70% of the average daily net assets of the Eagle Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Additional Historical Performance Information
Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such changes is based on SEC rules then in-effect and is not an indication of future returns.
U.S. Government Money Market Fund
Historical performance for the Eagle Class Shares prior to 1/1/13 in the bar chart and 3/1/12 in the table is based on the performance of the Fund’s Reserve Shares. Reserve Shares invest in the same portfolio of securities. Reserve Shares are not offered in this prospectus. The actual returns for Eagle Class Shares after 2/22/05 would have been similar to those shown because Eagle Class Shares have similar expenses to Reserve Shares.
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The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
California Municipal Money Market Fund
New York Municipal Money Market Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
U.S. Government Money Market Fund
Municipal Money Market Fund
Each Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning each of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal period ended 2/28/19, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
U.S. Government Money Market Fund	0.08%
California Municipal Money Market Fund	0.04
Municipal Money Market Fund	0.06
New York Municipal Money Market Fund	0.06
A discussion of the basis the Board of Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31.
The Funds’ Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Funds’ Shareholder Servicing Agent
JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.30% of the average daily net assets of the Eagle Class Shares of each Fund. JPMDS has entered into a service agreement with Carillon Family of Funds under which it will pay all or a portion of the annual fees to Carillon Family of Funds for performing shareholder and administrative services. Carillon Family of Funds may employ one or more affiliated or non-affiliated entities to perform such services. Collectively, Carillon Family of Funds and its designees are referred to herein as “Carillon.” The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Eagle Class Shares of each Fund.
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The Funds’ Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Each of the Funds has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Eagle Class Shares.
Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Carillon or one or more of its affiliates that have agreements with the Distributor to sell shares of the Funds. Payments are not tied to the amount of actual expenses incurred.
Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
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How Your Account Works
The Funds’ Eagle Class Shares are offered only to shareholders of mutual funds advised by Carillon and to clients of Carillon and its affiliates (collectively, Carillon Clients). Eagle Class Shares may not be purchased directly from the Funds. Instead Carillon Clients may purchase the Eagle Class Shares through accounts maintained with Carillon or its affiliates, including Raymond James & Associates (“RJA”), Raymond James Financial Services, Inc., Raymond James Financial Services Advisers, Inc. and independent advisers for which RJA or its affiliates provide correspondent dealer or administrative services. Carillon may impose policies, limitations and fees which are different than those described herein.
Buying Fund Shares
You do not pay any sales charge (sometimes called a load) when you buy Eagle Class Shares of these Funds, however, you will pay annual distribution fees under Rule 12b-1.
The net asset value (NAV) of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by a Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.
The price you pay for your shares is the NAV per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. Each Fund seeks to maintain a stable NAV per share of $1.00 and each Fund uses the amortized cost method to value its portfolio of securities, provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based NAV per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for the U.S. Government Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET; and for each of Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m. and 12:00 p.m. ET.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
38  |  J.P. Morgan Money Market Funds

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
Share ownership is electronically recorded; therefore, no certificate will be issued.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
Carillon will be responsible for transmitting your purchase order and payment to a Fund by the applicable deadlines. Carillon may have an earlier cut-off time for purchase orders. In addition, Carillon may be closed at times when a Fund is open. Your purchase through Carillon will be processed at the NAV next calculated following receipt of the order from Carillon and acceptance by a Fund, which may not occur on the day that the order is submitted to Carillon.
In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
How to Invest
Contact your Financial Intermediary. You may invest in a Fund by contacting your financial advisor, who is affiliated with a Financial Intermediary authorized to sell Eagle Class Shares. Your Financial Intermediary will transmit your request to the Fund and may charge you a fee for this service. The availability of certain services described below may be limited by your Financial Intermediary who may set their own minimum purchase, balance, eligibility or other requirements. Please contact your Financial Intermediary for more information.
Your Financial Intermediary may have established a sweep program for investors who maintain a brokerage account with a participating dealer. Under such sweep programs, free credit cash balances in a brokerage account arising from sales of securities for cash, redemptions of debt securities, dividend and interest payments and deposited funds may be invested automatically in the Funds. Fund purchases usually will be made on the next business day following the day that credit balances are generated in your account at your Financial Intermediary. Likewise, brokerage account cash debit balances arising from the purchase of securities or other brokerage activity may trigger redemptions in the Funds. These sweep programs are subject to the Financial Intermediary’s minimum purchase, balance, eligibility and other requirements. Please contact your financial advisor for more information.
Contact Carillon Family of Funds. You may invest in Eagle Class Shares of a Fund by completing and signing an account application available from your financial advisor, Carillon or Carillon’s website, carillontower.com. In order to open a new account, please designate your financial advisor affiliated with a Financial Intermediary authorized to sell Eagle Class Shares, if any, and complete the Financial Intermediary section, including signature, of the application. Indicate the Fund and the amount you wish to invest. Make your check payable to Carillon Family of Funds. Checks must be drawn on an account at a U.S. bank. Additionally, Carillon does not accept third party checks or cash. Mail the application and your payment to:
Regular mail
Carillon Family of Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
July 1, 2019  |  39

How Your Account Works (continued)
Overnight Delivery
Carillon Family of Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
The minimum investment for each Fund, which may be waived at Carillon’s discretion, is:
Type of account	Initial investment	Subsequent investment
Regular account	$ 1,000	No minimum
Periodic investment program	$ 50	$ 50 per month
Individual retirement account	$ 500	No minimum
If your account balance falls below $1,000, Carillon reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, Carillon reserves the right to close your account and send the proceeds to your address of record.
An order must be in good order and supported by all appropriate documentation and information in proper form, including the name of the registered shareholder and your account number. Carillon may refuse to honor incomplete orders.
Once your account is opened, you may add to your investment in the following ways:
•	If you provide your bank account information on your application, Carillon can initiate a purchase from that account. Complete the appropriate sections of the Carillon account application and attach a voided check to activate this service. This service cannot be used to open an account.
•	You may instruct Carillon to periodically transfer funds from a specific bank checking account to your Carillon account. The service is only available in instances in which the transfer can be effected by automated clearing house transfers (“ACH”). Complete the appropriate sections of the account application or the Carillon direct payment plan form to activate this service. Carillon reserves the right to cancel a periodic investment program if payment from your bank is rejected for two consecutive periods or if you make regular withdrawals from your account without maintaining the minimum balance.
•	You may instruct your employer, insurance company, the Federal government or other organization to direct all or part of the payments you receive to your Carillon account. All payments from the U.S. government, including payroll, pension, Social Security and income tax refunds are eligible for this service. Contact Carillon at 1-800-421-4184 for details.
•	You may instruct your bank to send a Federal Reserve wire, in U.S. Dollars, to your Carillon account. Contact Carillon at 1-800-421-4184 or your financial advisor to obtain wire instructions. Your bank may charge a wire fee.
Carillon offers several options for registering your Carillon Mutual Fund account. To establish a Transfer on Death (“TOD”) arrangement, an additional TOD agreement is required. Additionally, Carillon offers a range of retirement plans including Traditional, Roth, SEP and SIMPLE IRA plans. Retirement plans require a separate adoption agreement as well as separate forms to sell your shares. The TOD and retirement agreements are available from your financial advisor, Carillon or Carillon’s website at carillontower.com.
For more information:
•	Write Carillon Family of Funds
Regular mail
Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Overnight Delivery
Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, WI 53202
•	Call 1-800-421-4184
•	Visit carillontower.com.
•	E-mail CarillonFundServices@carillontower.com
40  |  J.P. Morgan Money Market Funds

Shareholder Eligibility
Each “retail” money market fund (“RMMF”) must adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to separate retail and non-retail investors, a RMMF may redeem investors that do not satisfy the eligibility requirements for RMMF investors. Each of the RMMFs will provide advance written notice of its intent to make any such involuntary redemptions, which will include more specific information on timing. Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each RMMF will seek to continue to qualify as “retail” by requiring that investments in the Fund will be limited to accounts beneficially owned by natural persons. Natural persons may invest in a RMMF through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Only accounts beneficially owned by natural persons are permitted to retain their shares. Financial Intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in a RMMF that are not eligible to be invested in the RMMF and must notify the RMMF of any ineligible shareholders that continue to own shares of the RMMF. Further, Financial Intermediaries may only submit purchase orders in RMMFs if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial Intermediaries may be required by a RMMF or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. The RMMFs reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Financial Intermediaries are required, to the extent that they hold investments in a Fund that operates as a RMMF to ensure that all shareholders on behalf of whom they hold investments comply with the terms and conditions for investor eligibility as set forth above. Additionally, such Financial Intermediaries are expected to have, and upon request may be asked to provide satisfactory evidence to each of those Funds or the shareholder servicing agent that they have policies and procedures in place that are reasonably designed to limit all beneficial owners of the Fund on behalf of whom they place orders to natural persons and to provide to the Fund information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably requested by the Fund or the shareholder servicing agent. Financial Intermediaries are expected to promptly report to a RMMF or the shareholder servicing agent the identification of any shareholder of the RMMF that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the RMMF or the shareholder servicing agent, in such manner as it may reasonably request. Where, pursuant to authorization from a Fund, a Financial Intermediary accepts trade orders on the MMF’s behalf, upon the Fund’s reasonable request, the Financial Intermediary is expected to promptly provide the Fund or the shareholder servicing agent with information regarding the timing of its acceptance of such trade orders for purposes of, among other things, validating which NAV calculation should be applied to such trades and determining whether the orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.
For all MMFs, where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
General
The Funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Federal law requires all financial institutions, including Carillon, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information, including any information that the Fund or the Distributor, in its sole discretion, may require to confirm Retail Fund eligibility. Your account application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that
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How Your Account Works (continued)
your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and your shares redeemed at the NAV per share next calculated after the account is closed.
Carillon is paid by JPMDS to assist you in executing Fund transactions and monitoring your investment. Carillon provides the following services in connection with its customers’ investments in the Funds:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
•	Providing, or causing to be provided, tax forms and account statements as necessary.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
Selling Fund Shares
You can sell, or redeem, Eagle Class Shares of your Fund on any day that the Funds are open for business, subject to certain restrictions. You will receive the NAV per share calculated at the Fund’s next cut-off time after the Fund receives your order from Carillon in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds). The Fund must receive your order from Carillon by the Fund’s final daily cut-off time in order for us to process your order at that day’s price. This may not occur on the day that an order is submitted to a Financial Intermediary.
Proceeds may be made available throughout the day following calculation of NAVs.
The length of time that the Funds typically expect to pay redemption proceeds (less any applicable CDSC) depends on the method of payment and the agreement between the Financial Intermediary with whom you hold your shares and the Funds. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to make payments by wire on the same business day or by mailing a check or paying redemption proceeds by ACH on the next business day if the Fund receives your order from the Financial Intermediary before the Fund’s final daily cut-off time. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary. If you sell shares that were recently purchased by check or ACH, payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Carillon may have an earlier cut-off time than the Funds’ final daily cut-off time for redemption orders. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date.
Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days (one day for the JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
Contact your Financial Intermediary. You may sell your shares by contacting your financial advisor or your Financial Intermediary authorized to sell Eagle Class Shares, either of whom can prepare the necessary documentation. Your Financial Intermediary will transmit your request to sell shares of your Fund and may charge you a fee for this service.
Your Financial Intermediary may have established a sweep program with the Funds for investors who maintain a brokerage account with a participating dealer. Brokerage cash debits arising from purchases of securities for cash or other brokerage activity will automatically sweep from the Funds for active program participants.
Contact Carillon Family of Funds. You may sell your shares by calling Carillon Family of Funds at 1-800-421-4184, or by sending a letter of instruction. Specify the Fund and share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell. Mail the request to Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 (for overnight service) All registered owners on the account must sign the request. Additional documentation may be required for sales of shares held in
42  |  J.P. Morgan Money Market Funds

corporate, partnership, fiduciary accounts or retirement accounts. Also, you may execute transactions in your account by signing up for Carillon Funds’ Customer Account Access at carillontower.com. The availability of these services may be limited by your Financial Intermediary who may set their own requirements. Please contact your financial advisor for more information.
Payment can be made (i) directly to a bank account titled the same as your Carillon account for which you have previously provided information to us in writing on your account application or subsequent form (Funds are generally available in your bank account two to three business days after we receive your request), or (ii) by check to your address of record, provided there has not been an address change in the last 15 calendar days.
For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
A written request including a medallion signature guarantee is required if the redemption is (i) $100,000 and greater, (ii) sent to an address other than the address of record, or pre-authorized bank or brokerage firm account, (iii) sent to a payee other than the shareholder of record, or (iv) sent to an address of record that has been changed within the past 15 calendar days. A notary public cannot guarantee your signature.
You may establish a plan for periodic withdrawals from your Carillon account. Withdrawals can be made on the 1st, 5th, 10th or 20th day of the month at monthly, quarterly, semiannual or annual intervals. If such a day falls on a weekend or holiday, the withdrawal will take place on the next business day. To establish a plan, complete the appropriate section of the account application or the Carillon systematic withdrawal form (available from your financial advisor, Carillon, or Carillon’s website at carillontower.com) and send that form to Carillon. Carillon reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.
Application of CDSC. Redemptions may be subject to a sales charge or a contingent deferred sales charge (CDSC) if they were acquired by exchange from another mutual fund advised or offered by Carillon (Carillon Mutual Funds) and have not satisfied the holding period requirement of that Fund. To keep your CDSC as low as possible, each time you redeem shares, Carillon will first sell any shares in your account that carry no CDSC. If there are not enough of those to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares of the Funds or other Carillon money market funds will not be counted for purposes of calculating the CDSC.
For more information:
•	Write Carillon Family of Funds
Regular mail
Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Overnight Delivery
Carillon Family of Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, WI 53202
•	Call 1-800-421-4184
•	Visit carillontower.com.
•	E-mail CarillonFundServices@carillontower.com
Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the J.P. Morgan Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in
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How Your Account Works (continued)
the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Funds and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash.
While the Funds do not routinely use redemptions in-kind, the J.P. Morgan Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days (one day for the JPMorgan U.S. Government Money Market Fund) after the Fund’s receipt of the redemption order.
The Funds reserve the right to change the manner in which shares are offered at any time.
Liquidity Fees and Redemption Gates
If a Retail Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or redemption gates. In addition, if one such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. Additionally, the Board generally expects that a liquidity fee would be implemented, if at all, after a Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed (generally, applied to all redemption requests processed at the first net asset value calculation on the next business day following the announcement that the Fund will impose a liquidity fee), although the Board, in its discretion, may elect otherwise. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one NAV per day, at a Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.jpmorganfunds.com). In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any Financial Intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund. The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. With regard to the Retail Funds and the Government Funds, the Board may suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service (“IRS”). If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial Intermediaries are required to promptly take the steps requested by the Retail Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of trades on a gross, rather than net, basis from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s NAV. Unless otherwise agreed to between a Fund and Financial Intermediary, the
44  |  J.P. Morgan Money Market Funds

Fund will withhold liquidity fees on behalf of Financial Intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee.
Exchanging Fund Shares
In general, the same rules and procedures that apply to sales and purchases apply to exchanges. An exchange order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated NAV by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a NAV at such time or if not, as of such Fund’s next calculated NAV. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase. However, dividends will accrue on transactions processed as a redemption order followed by a purchase order as set forth in the Sections “Buying Fund Shares” and “Selling Fund Shares” above.
You may exchange Eagle Class Shares of each of these Funds for shares of any Carillon Mutual Fund, or for shares of the other Funds, subject to any minimum investment and eligibility requirements of that Fund. Obtain a prospectus of that Fund from your financial advisor or through Carillon by calling 1-800-421-4184 or visiting carillontower.com. Also, you may execute transactions in your account by signing up for Carillon Funds’ Customer Account Access at carillontower.com. You may exchange your Eagle Class shares by calling your financial advisor or Carillon if you exchange to a like-titled Carillon Mutual Fund account. Written instructions with a medallion signature guarantee are required if the accounts are not identically titled.
Shares that have previously paid a sales charge in a Carillon Mutual Fund will exchange with no additional sales charge for the duration that the shares remain in the Carillon Mutual Funds. Eagle Shares that have not previously been subject to an initial sales charge or CSDC holding period will be subject to the initial purchase conditions of that fund. The Funds and each Carillon Mutual Fund will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
Generally, an exchange between J.P. Morgan Mutual Funds is considered a sale of Fund shares. Following an exchange, the fees and expenses of the new share class may be higher than those of the class previously held by you. You should carefully review the prospectus for the new share class, including information on the fees, expenses and exchange features of the new share class, or contact your financial intermediary for more information. You should consult your tax advisor before making an exchange.
Carillon reserves the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.
The Funds reserve the right to change the manner in which shares are offered at any time.
Other Information Concerning the Funds
The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, Carillon and the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. A credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
July 1, 2019  |  45

How Your Account Works (continued)
Suspension of Redemptions
The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan U.S. Government Money Market Fund) when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan U.S. Government Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);
4.	The SEC has permitted a suspension;
5.	An emergency exists, as determined by the SEC; or
6.	The Board elects to implement a liquidity fee or redemption gate on a Retail Fund.
See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details.
46  |  J.P. Morgan Money Market Funds

Shareholder Information
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. Each Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in a Fund’s daily distribution. However, from time to time a Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.
For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt-interest obligations, the Fund will be eligible to designate distributions of interest derived from taxexempt- interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by Municipal Money Market Fund, California Municipal Money Market Fund or New York Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. Shareholders that receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
A Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
The information below is only a general summary based on current statutes and regulations as well as current policies of each state, all of which may change possibly with retroactive effect. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in the Funds.
July 1, 2019  |  47

Shareholder Information (continued)
California Taxes. California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are reported by the fund as such exempt-interest dividends in written statements furnished to shareholders. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for the California Municipal Money Market Fund to qualify to pay such exemptinterest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its taxable year and the Fund must be qualified as a regulated investment company. Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from the California corporate income tax. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible under California personal income tax law. Investors should consult their tax advisors about other state and local tax consequences of the investment in the Fund.
New York Taxes. Dividends received from the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not New York State corporation franchise tax or the New York City general corporate tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and New York City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporation franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends generally will not be exempt from New York State or New York City tax. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. The foregoing is a general summary of the New York State and New York City tax consequences of investing in the Fund. Investors should consult their tax advisors about New York and other state and local tax consequences of investment in the Fund.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Gains, if any, resulting from the sale or exchange of your shares generally will be subject to tax.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by a Fund, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
48  |  J.P. Morgan Money Market Funds

The above is a general summary of the tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Funds (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9145, the Funds will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds will send you transaction confirmation statements and account statements at least quarterly. If your account is held through a Financial Intermediary, you may receive your statements and confirmations from your Financial Intermediary on a different schedule. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the J.P. Morgan Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.
After each fiscal halfyear you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at P.O. Box 219265, Kansas City, MO 64121-9265 or call 1-800-766-7722.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.
In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
July 1, 2019  |  49

Shareholder Information (continued)
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.
In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.
On each business day, all Funds will post their levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, all Funds will post information regarding their net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, each Fund will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV will be provided for informational purposes only. For purposes of transactions in the shares of each Retail Fund or Government Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
50  |  J.P. Morgan Money Market Funds

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Distribution fee: Covers the cost of the distribution system used to sell shares to the public.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
July 1, 2019  |  51

Financial Highlights
The financial highlights table is intended to help you understand a Fund’s financial performance for the past five fiscal years or the period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund
Eagle Class
Year Ended February 28, 2019	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2018	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
52  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.37%	$3,858,134	0.70%	1.45%	0.71%
1.00	0.37	1,172,819	0.70	0.36	0.71
1.00	0.01	1,215,409	0.49	0.01	0.71
1.00	0.01	437,372	0.18	0.01	0.71
1.00	0.01	351,014	0.07	0.01	0.71
July 1, 2019  |  53

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Eagle Class
Year Ended February 28, 2019	$1.00	$ 0.01 (d)	$— (e)	$ 0.01	$(0.01)	$— (e)	$(0.01)
Year Ended February 28, 2018	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
July 1, 2016 (f) through February 28, 2017	1.00	— (d)(e)	—	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
54  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.75%	$ 10,267	0.70%	0.71%	0.77%
1.00	0.27	11,851	0.70	0.23	0.80
1.00	0.05	13,205	0.65	0.03	0.80
July 1, 2019  |  55

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Eagle Class
Year Ended February 28, 2019	$1.00	$ 0.01 (d)	$— (e)	$ 0.01	$(0.01)	$— (e)	$(0.01)
Year Ended February 28, 2018	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
July 1, 2016 (f) through February 28, 2017	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
56  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.82%	$565,483	0.70%	0.80%	0.73%
1.00	0.29	549,053	0.70	0.27	0.75
1.00	0.04	619,001	0.67	0.04	0.76
July 1, 2019  |  57

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Eagle Class
Year Ended February 28, 2019	$1.00	$ 0.01 (d)	$— (e)	$ 0.01	$(0.01)	$— (e)	$(0.01)
Year Ended February 28, 2018	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
July 1, 2016 (f) through February 28, 2017	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
58  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.78%	$34,893	0.70%	0.78%	0.74%
1.00	0.25	8,151	0.70	0.24	0.77
1.00	0.02	6,859	0.67	0.03	0.78
July 1, 2019  |  59

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan U.S. Government Money Market Fund	Eagle	0.70%	0.70%
JPMorgan Municipal Money Market Fund	Eagle	0.70%	0.72%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2019, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
60  |  J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund
	Eagle Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 72	5.00%	4.30%	4.30%
June 30, 2021	75	10.25	8.78	4.30
June 30, 2022	78	15.76	13.46	4.30
June 30, 2023	81	21.55	18.34	4.30
June 30, 2024	85	27.63	23.43	4.30
June 30, 2025	88	34.01	28.74	4.30
June 30, 2026	92	40.71	34.27	4.30
June 30, 2027	96	47.75	40.05	4.30
June 30, 2028	100	55.13	46.07	4.30
June 30, 2029	104	62.89	52.35	4.30

JPMorgan Municipal Money Market Fund
	Eagle Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 72	5.00%	4.30%	4.30%
June 30, 2021	77	10.25	8.76	4.28
June 30, 2022	80	15.76	13.42	4.28
June 30, 2023	83	21.55	18.27	4.28
June 30, 2024	87	27.63	23.34	4.28
June 30, 2025	91	34.01	28.61	4.28
June 30, 2026	95	40.71	34.12	4.28
June 30, 2027	99	47.75	39.86	4.28
June 30, 2028	103	55.13	45.85	4.28
June 30, 2029	107	62.89	52.09	4.28
July 1, 2019  |  61

How to Reach Us
For Shareholder Inquiries:
By mail:
Regular mail
Carillon Family of Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Overnight Delivery
Carillon Family of Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, WI 53202
By telephone
Call Carillon Fund Services, Inc.
at 1-800-421-4184
Online
www.carillontower.com
Via e-mail
CarillonFundServices@carillontower.com
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No. JPMorgan Trust I	811-21295
Investment Company Act File No. JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
PR-MME-719

EAGLE PRIVATE WEALTH CLASS SHARES OF
J.P. MORGAN MONEY MARKET FUNDS

Prospectus
July 1, 2019
GOVERNMENT FUNDS
JPMorgan U.S. Government Money Market Fund: AIKXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Fund, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan U.S. Government Money Market Fund
Ticker: Eagle Private Wealth Class/AIKXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Eagle Private Wealth Class
Management Fees	0.08%
Other Expenses	1.02
Service Fees	0.15
Remainder of Other Expenses[1]	0.87
Total Annual Fund Operating Expenses	1.10
Fee Waivers and/or Expense Reimbursements[2]	(0.80)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.30
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.30% of the average daily net assets of Eagle Private Wealth Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
EAGLE PRIVATE WEALTH CLASS SHARES ($)	31	270	529	1,268
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market
July 1, 2019  |  1

JPMorgan U.S. Government Money Market Fund (continued)
fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate.

2  |   J.P. Morgan Money Market Funds

Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Private Wealth Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Eagle Private Wealth Class
July 1, 2019  |  3

JPMorgan U.S. Government Money Market Fund (continued)
Shares shown in the table is based on the performance of Capital Shares (which are not offered in this prospectus) prior to the inception of the Eagle Private Wealth Class Shares. Prior class performance of Eagle Private Wealth Class Shares has been adjusted to reflect differences in expenses between Eagle Private Wealth Class Shares and Capital Shares.
To obtain current yield information call 1-800-248-8863 or visit raymondjames.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS*
*	The performance of Eagle Private Wealth Class Shares would be substantially similar to the performance of Capital Class Shares because the Fund is invested in the same group of securities and the annual returns would vary only to the extent that the classes do not have the same expenses.

Best Quarter	4Q 2018	0.50%
Worst Quarter	2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q and 3Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/19 was 0.54%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)
	Past 1 Year	Past 5 Years	Past 10 Years
EAGLE PRIVATE WEALTH CLASS SHARES	1.59%	0.43%	0.20%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
This prospectus is to be used only by clients of Carillon Tower Advisors, Inc. and its affiliates.
Purchase minimums
For Eagle Private Wealth Class Shares
To establish a regular account	$10,000,000
To add to an account	No minimum
You may purchase or redeem shares on any business day that the Fund is open through your financial advisor or by calling 1-800-248-8863.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, including Carillon, such as a bank, the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4  |   J.P. Morgan Money Market Funds

More About the Fund
Additional Information About the Fund's Investment Strategies
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, the Fund is managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life to maturity, please see page 18.
•	The Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Fund invests may be with counterparties with varying degrees of credit quality.
July 1, 2019  |  5

More About the Fund (continued)
FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is fundamental.
6  |   J.P. Morgan Money Market Funds

Investment Risks
There can be no assurance that the Fund will achieve its investment objective.
The main risks associated with investing in the Fund are summarized in the “Risk/Return Summary” at the front of this prospectus. In addition to the Fund’s main risks, the Fund may be subject to additional risks in connection with investments and strategies used by the Fund from time to time. The table below identifies main risks and some of the additional risks for the Fund followed by a more detailed description of each risk.

An investment in the Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s NAV, performance and ability to meet its investment objective.
Please note that the Fund also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
U.S. Government Money Market Fund
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•
Credit Risk	•
Floating and Variable Rate Securities Risk	•
General Market Risk	•
Government Securities Risk	•
Interest Rate Risk	•
Interfund Lending Risk	•
Net Asset Value Risk	•
Prepayment Risk	•
Repurchase Agreement Risk	•
Risk Associated with the Fund Holding Cash	•
State and Local Taxation Risk	•
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk	•
•	Main Risks
○	Additional Risks
Interest Rate Risk. The Fund invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that the issuer and/or a counterparty to a security, contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may
July 1, 2019  |  7

More About the Fund (continued)
increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by the Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in either periods of rising or declining interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of a Fund’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Fund
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is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Fund to conduct its investment program. The Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value (“NAV”). Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements the Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, the Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
July 1, 2019  |  9

More About the Fund (continued)
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. The Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
For more information about risks associated with the types of investments that the Fund purchases, please read the Statement of Additional Information.
Conflicts of Interest
An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to the Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which the Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Fund and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for the Fund. JPMorgan and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Fund may hold all or most of its total assets in cash for temporary defensive purposes. These investments may be inconsistent with the Fund’s main investment strategies. This may result in a lower yield.
Temporary Defensive Position Risk
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Fund including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Fund reflects the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
10  |  J.P. Morgan Money Market Funds

Additional Historical Performance Information
Historical performance for the Eagle Private Wealth Class Shares is based on the performance of the Fund’s Capital Shares. Eagle Private Wealth Class Shares and Capital Shares invest in the same portfolio of securities. Capital Shares are not offered in this prospectus.
Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such changes is based on SEC rules then in-effect and is not an indication of future returns.
July 1, 2019  |  11

The Fund’s Management and Administration
The Fund is a series of JPMorgan Trust II (JPMT II), a Delaware statutory trust.
The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Fund. In addition to the Fund, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).
The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning each of the Fund’s other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Fund’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal period ended 2/28/19, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
U.S. Government Money Market Fund	0.08%
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreements for the Fund is available in the semi-annual report for the most recent fiscal period ended August 31.
The Fund’s Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Fund’s Shareholder Servicing Agent
JPMT II, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.15% of the average daily net assets of the Eagle Private Wealth Class Shares of the Fund. JPMDS has entered into a service agreement with Carillon Tower Advisors, Inc. or its affiliates under which it will pay all or a portion of the annual fee to Carillon Tower Advisors, Inc. or its affiliates for performing shareholder and administrative services. Carillon Tower Advisors, Inc. or its affiliates may employ one or more affiliated or non-affiliated entities to perform such services. Collectively, Carillon Tower Advisors, Inc. or its affiliates and their designees are referred to herein as “Carillon.” The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Eagle Private Wealth Class Shares of the Fund.
The Fund’s Distributor
JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks,
12  |  J.P. Morgan Money Market Funds

insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
July 1, 2019  |  13

How Your Account Works
The Fund’s Eagle Private Wealth Class Shares are offered only to clients of Carillon Tower Advisors, Inc. and its affiliates (collectively, Carillon Clients). Eagle Private Wealth Class Shares may not be purchased directly from the Fund. Instead Carillon Clients may purchase the Eagle Private Wealth Class Shares through accounts maintained with Carillon or its affiliates, including Raymond James & Associates (“RJA”), Raymond James Financial Services, Inc., Raymond James Financial Services Advisers, Inc. and independent advisers for which RJA or its affiliates provide correspondent dealer or administrative services. Carillon may impose policies, limitations and fees which are different than those described herein.
Buying Fund Shares
You do not pay any sales charge (sometimes called a load) when you buy Eagle Private Wealth Class Shares of this Fund.
The net asset value (NAV) of each class of shares is generally calculated as of each cut-off time each day the Fund is accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, the Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. The Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after the Fund’s final calculation of NAV for the day will be effective the following business day.
The price you pay for your shares is the NAV per share of the class. NAV is the value of everything a class of the Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. The Fund seeks to maintain a stable NAV per share of $1.00 and uses the amortized cost method to value its portfolio of securities, provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based NAV per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of the following times each day the Fund is accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET.
The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments for market-based NAVs.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If the Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
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The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of the Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for the Fund, other than the last cut-off time of the day.
Share ownership is electronically recorded; therefore, no certificate will be issued.
Carillon will be responsible for transmitting your purchase order and payment to the Fund by the applicable deadlines. Carillon may have an earlier cut-off time for purchase orders. In addition, Carillon may be closed at times when the Fund is open. Your purchase through Carillon will be processed at the NAV next calculated following receipt of the order from Carillon and acceptance by the Fund, which may not occur on the day that the order is submitted to Carillon.
Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
In order to receive a dividend on the day that you submit your order, the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
How to Invest
Contact Carillon. You may invest in the Fund by contacting your financial advisor, who is affiliated with Carillon or its affiliates and authorized to sell Eagle Private Wealth Class Shares. Carillon will transmit your request to the Fund and may charge you a fee for this service. The availability of certain services described below may be limited by Carillon who may set its own minimum purchase, balance, eligibility or other requirements. Please contact Carillon for more information.
Carillon may have established a sweep program for investors who maintain a brokerage account with a participating dealer. Under such sweep programs, free credit cash balances in a brokerage account arising from sales of securities for cash, redemptions of debt securities, dividend and interest payments and deposited funds may be invested automatically in the Fund. Fund purchases usually will be made on the next business day following the day that credit balances are generated in your account at Carillon. Likewise, brokerage account cash debit balances arising from the purchase of securities or other brokerage activity may trigger redemptions in the Fund. These sweep programs are subject to Carillon’s minimum purchase, balance, eligibility and other requirements. Please contact your financial adviser for more information.
The minimum investment for the Fund, which may be waived at Carillon’s discretion, is:
Type of account	Initial investment	Subsequent investment
Regular account	$10,000,000	No minimum
If your account balance falls below $10,000,000, Carillon reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 30 calendar days after notification, Carillon reserves the right to close your account and send the proceeds to your address of record.
An order must be supported by all appropriate documentation and information in good order, including the name of the registered shareholder and your account number. Carillon may refuse to honor incomplete orders.
For more information:
•	Contact your financial advisor
•	Call 1-800-248-8863
•	Visit raymondjames.com.
July 1, 2019  |  15

How Your Account Works (continued)
Shareholder Eligibility
For all MMFs, where a Financial Intermediary serves as the Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
General
The Fund is intended for short-term investment horizons, and does not monitor for market timers or prohibit short-term trading activity. Although the Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may disrupt their management and increase its expenses.
Federal law requires all financial institutions, including Carillon, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for certain information, including any information that the Fund or the Distributor, in its sole discretion, may require to confirm eligibility. Your account application is required by law to be rejected if the required identifying information is not provided. Once all required information is received, federal law requires that your identity be verified. After an account is opened, your ability to purchase additional shares may be restricted until your identity is verified. If your identity cannot be verified within a reasonable time, your account may be closed and your shares redeemed at the NAV per share next calculated after the account is closed.
Carillon is paid by JPMDS to assist you in executing Fund transactions and monitoring your investment. Carillon provides the following services in connection with its customers’ investments in the Fund:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
•	Providing, or causing to be provided, tax forms and account statements as necessary.
Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Fund reserves the right to change the manner in which shares are offered at any time.
Selling Fund Shares
You can sell, or redeem, your shares on any day that the Fund is open for business, subject to certain restrictions. You will receive the NAV per share calculated at the Fund’s next cut-off time after the Fund receives your order from Carillon in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Fund’s transfer agent or the Fund). The Fund must receive your order from Carillon by the Fund’s final daily cut-off time in order for us to process your order at that day’s price. This may not occur on the day that an order is submitted to a Financial Intermediary.
Proceeds may be made available throughout the day following calculation of NAVs.
The length of time that the Fund typically expects to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary with whom you hold your shares and the Fund. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire on the same business day or by mailing a check or paying redemption proceeds by ACH on the next business day if the Fund receives your order from the Financial Intermediary before the Fund’s final daily cut-off time. For payments that are made to your Financial Intermediary for transmittal to you, the Fund expects to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary. If you sell shares that were recently purchased by check or ACH, payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. Carillon may have an earlier cut-off time than the Fund’s final daily cut-off time for redemption orders. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis. Other redeeming shareholders will accrue dividends on the redemption date. Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to one day after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
16  |  J.P. Morgan Money Market Funds

Contact Carillon. You may sell your shares by contacting your financial advisor or Carillon, either of whom can prepare the necessary documentation. Carillon will transmit your request to sell shares of your Fund and may charge you a fee for this service.
Carillon may have established a sweep program with the Fund for investors who maintain a brokerage account with a participating dealer. Brokerage cash debits arising from purchases of securities for cash or other brokerage activity will automatically sweep from the Fund for active program participants.
For more information:
•	Contact your financial advisor
•	Call 1-800-248-8863
•	Visit raymondjames.com.
Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the J.P. Morgan Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the J.P. Morgan Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings that are readily marketable securities to the redeeming shareholder within one day for the Fund after the Fund’s receipt of the redemption order.
The Fund reserves the right to change the manner in which shares are offered at any time.
Other Information Concerning the Fund
The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, Carillon and the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. A credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
The Fund and its service providers may temporarily hold redemption proceeds from accounts maintained directly with the Fund if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Fund and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
Suspension of Redemptions
The Fund may suspend your ability to redeem or may postpone payment for more than one day for the Fund when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940;
4.	The SEC has permitted a suspension; or
July 1, 2019  |  17

How Your Account Works (continued)
5.	An emergency exists, as determined by the SEC.
See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details.
18  |  J.P. Morgan Money Market Funds

Shareholder Information
Distributions and Taxes
The Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
The Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. The Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, the Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in the Fund’s daily distribution. However, from time to time the Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.
For federal income tax purposes, dividends of net investment income and any net short-term capital gain generally are taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from the Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
The Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. The Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Gains, if any, resulting from the sale or exchange of your shares generally will be subject to tax.
Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.
Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.
July 1, 2019  |  19

Shareholder Information (continued)
The above is a general summary of the tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9145, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
Carillon will send you transaction confirmation statements and account statements at least quarterly. You may receive your statements and confirmations from Carillon on a different schedule. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Carillon may have a different cut-off time. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the J.P. Morgan Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.
After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.
For more information, please call 1-800-248-8863.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
Not later than five business days after the end of each calendar month, the Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.
In addition, not later than five business days after the end of each calendar month, the Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.
In addition, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.
20  |  J.P. Morgan Money Market Funds

On each business day, the Fund will post its levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, the Fund will post information regarding its net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, the Fund will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV of the Fund will be provided for informational purposes only. For purposes of transactions in the shares of the Fund in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
July 1, 2019  |  21

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Distribution fee: Covers the cost of the distribution system used to sell shares to the public.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar- weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
22  |  J.P. Morgan Money Market Funds

This Page Intentionally Left Blank.

Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or the period of the Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.
To the extent that the Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund
Eagle Private Wealth Class
Year Ended February 28, 2019	$1.00	$ 0.02 (d)	$— (e)	$ 0.02	$(0.02)	$—	$(0.02)
August 18, 2017 (f) through February 28, 2018	1.00	— (d)(e)	— (e)	— (e)	— (e)	— (e)	— (e)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
24  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.77%	$20	0.30%	1.76%	1.11%
1.00	0.49	20	0.30	0.92	0.33
July 1, 2019  |  25

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan U.S. Government Money Market Fund	Eagle Private Wealth	0.30%	1.10%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2019, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
26  |  J.P. Morgan Money Market Funds

JPMorgan U.S. Government Money Market Fund
	Eagle Private Wealth Class Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2020	$ 31	5.00%	4.70%	4.70%
June 30, 2021	117	10.25	8.78	3.90
June 30, 2022	122	15.76	13.03	3.90
June 30, 2023	127	21.55	17.43	3.90
June 30, 2024	132	27.63	22.01	3.90
June 30, 2025	137	34.01	26.77	3.90
June 30, 2026	142	40.71	31.72	3.90
June 30, 2027	148	47.75	36.85	3.90
June 30, 2028	153	55.13	42.19	3.90
June 30, 2029	159	62.89	47.74	3.90
July 1, 2019  |  27

How to Reach Us
For Shareholder Inquiries:
By telephone
Call 1-800-248-8863
Online
raymondjames.com
MORE INFORMATION
For investors who want more information on this Fund the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File No.
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
PR-MME-PWC-719